NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2023

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2
Statements of Net Assets	3 - 5
Statements of Operations	6 - 18
Statements of Changes in Net Assets	19 - 44
Notes to the Financial Statements	45 - 76

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Policyholders of National Variable Life Insurance Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of National Variable Life Insurance Account indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of National Variable Life Insurance Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Value Portfolio Class A (1)	Franklin Templeton VIP Global Real Estate (1)
AB VPS Sustainable International Thematic Portfolio (1)	Franklin Templeton VIP Mutual Global Discovery Securities (1)
AB VPS International Value Fund (1)	Franklin Templeton VIP Mutual Shares Securities (1)
AB VPS Relative Value Portfolio (1)	Franklin Templeton VIP Small Cap Value (1)
Alger Capital Appreciation Fund (1)	Franklin Templeton VIP Small-Midcap Growth II (1)
Alger Large Cap Growth Fund (1)	Franklin Templeton VIP US Government (1)
Alger Small Cap Growth Fund (1)	Invesco I.O.V.I Conservative Balanced Fund (1)
Allspring VT Discovery SMID Cap Growth Fund (1)	Invesco I.O.V.I Global Strategic Income Fund (1)
Allspring VT Opportunity Fund (1)	Invesco I.O.V.I Main Street Small Cap Fund (1)
American Century VP Disciplined Core Value Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund (1)
American Century VP Inflation Protection Portfolio (1)	Invesco V.I. Health Care Fund (1)
American Century VP Inflation Protection Portfolio II (1)	Invesco V.I. Technology Fund (1)
American Century VP International Portfolio (1)	JP Morgan Insurance Trust Small Cap Core Portfolio (2)
American Century VP Ultra Portfolio (1)	LVIP JPMorgan Small Cap Core Fund – Standard Class (1)
American Century VP Value Portfolio (1)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (3)
BNY Mellon Appreciation Portfolio (1)	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio (1)
BNY Mellon Opportunistic Small Cap Portfolio (1)	Morgan Stanley Investment Funds US Real Estate Portfolio (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (1)	Neuberger Berman Trust Mid Cap Growth Class S (1)
DWS CROCI® US VIP (1)	Neuberger Berman Trust Mid Cap Growth Portfolio (1)
DWS Equity 500 Index VIP Fund (1)	Neuberger Berman Trust Short Duration Bond Portfolio (1)
DWS Small Cap Index Fund (1)	Neuberger Berman Trust Sustainable Equity Portfolio (1)

DWS Small Mid Cap Value Portfolio (1)	T Rowe Price Blue Chip Growth Portfolio (1)
Fidelity VIP Contrafund Class 2 Portfolio (1)	T Rowe Price Equity Income Portfolio (1)
Fidelity VIP Equity Income Portfolio (1)	T Rowe Price Health Sciences Portfolio (1)
Fidelity VIP Government Money Market Portfolio (1)	T Rowe Price Moderate Allocation (1)
Fidelity VIP Growth Portfolio (1)	Touchstone TVST Balanced (1)
Fidelity VIP High Income Portfolio (1)	Touchstone TVST Bond (1)
Fidelity VIP Index 500 II Portfolio (1)	Touchstone TVST Common Stock (1)
Fidelity VIP Investment Grade Bond Portfolio (1)	Touchstone TVST Small Company (1)
Fidelity VIP Mid Cap Class 2 Portfolio (1)	Van Eck VIPT Emerging Markets (1)
Fidelity VIP Overseas Portfolio (1)	Van Eck VIPT Global Resources Fund (1)
Fidelity VIP Value Strategies Portfolio (1)	Van Eck VIPT Unconstrained Emerging Markets (1)
Franklin Templeton VIP Foreign Securities (1)

(1)  Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)  Statement of operations for the period January 1, 2023 to May 1, 2023 (date of merger) and statement of changes in net assets for the period January 1, 2023 to May 1, 2023 (date of merger) and the year ended December 31, 2022

(3)  Statement of operations for the period January 1, 2023 to July 28, 2023 (date of liquidation) and statement of changes in net assets for the period January 1, 2023 to July 28, 2023 (date of liquidation) and the year ended December 31, 2022

Basis for Opinions

These financial statements are the responsibility of National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of National Variable Life Insurance Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of National Variable Life Insurance Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian or transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

We have served as the auditor of one or more of the subaccounts of National Variable Life Insurance Account since 1996.

 NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2023

Total assets and net assets:		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
Investments in shares of mutual fund portfolios at market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

AB VPS Discovery Value Portfolio Class A (1)	$1,788,648	28,332.99	$53.23	2,719.24	$60.94	1,884.27	$60.94	—	$—
AB VPS International Value Fund	$2,632,986	115,925.10	$18.08	18,260.33	$20.70	7,697.24	$20.70	—	$—
AB VPS Relative Value Portfolio (2)	$80,839	4,617.29	$14.90	776.26	$15.53	—	$—	—	$—
AB VPS Sustainable International Thematic Portfolio	$306,860	7,379.87	$23.94	3,130.19	$27.40	1,620.91	$27.40	—	$—
Alger Capital Appreciation Fund	$3,104,495	45,620.93	$59.11	1,595.10	$92.24	1,015.43	$72.70	6,930.58	$26.97
Alger Large Cap Growth Fund	$19,457,737	216,163.54	$80.50	7,109.25	$71.23	17,988.29	$45.48	2,802.85	$261.13
Alger Small Cap Growth Fund	$7,738,558	179,098.18	$42.32	439.59	$55.11	169.66	$43.87	729.83	$174.59
Allspring VT Discovery SMID Cap Growth Fund (3)	$7,917,939	127,538.05	$57.29	—	$—	7,744.39	$73.62	423.35	$96.74
Allspring VT Opportunity Fund	$5,782,054	46,720.61	$73.63	—	$—	10,816.85	$85.03	7,767.16	$183.12
American Century VP Disciplined Core Value Fund	$3,970,350	96,048.93	$38.13	—	$—	6,349.84	$47.42	249.41	$28.03
American Century VP Inflation Protection Portfolio	$1,077,933	53,880.64	$15.96	1,974.22	$16.79	9,708.91	$19.04	—	$—
American Century VP Inflation Protection Portfolio II	$101,643	—	$—	—	$—	—	$—	55,313.52	$1.84
American Century VP International Portfolio	$4,750,043	155,092.12	$25.96	10,318.64	$31.14	12,981.92	$30.97	—	$—
American Century VP Ultra Portfolio	$239,334	2,759.12	$61.52	—	$—	948.30	$73.38	—	$—
American Century VP Value Portfolio	$9,165,997	131,055.75	$57.71	2,684.19	$47.48	11,164.57	$65.08	16,868.20	$44.39
BNY Mellon Appreciation Portfolio	$874,405	17,116.86	$47.23	—	$—	1,171.99	$56.33	—	$—
BNY Mellon Opportunistic Small Cap Portfolio	$235,305	9,041.17	$26.03	—	$—	—	$—	—	$—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$373,358	12,319.82	$30.21	—	$—	30.96	$37.16	—	$—
DWS CROCI® US VIP	$363,681	17,714.07	$20.25	—	$—	203.34	$24.16	—	$—
DWS Equity 500 Index VIP Fund	$1,619,615	—	$—	—	$—	—	$—	23,065.50	$70.22
DWS Small Cap Index Fund	$1,039,269	15,264.55	$44.40	1,535.97	$50.83	—	$—	4,812.84	$58.90

(1)  On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(3)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2023

Total assets and net assets:		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
Investments in shares of mutual fund portfolios at market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

DWS Small Mid Cap Value Portfolio	$2,467,672	58,876.08	$35.17	4,603.77	$40.70	4,999.07	$41.95	—	$—
Fidelity VIP Contrafund Class 2 Portfolio	$19,669,387	153,690.27	$108.48	4,189.57	$72.22	27,623.84	$97.57	—	$—
Fidelity VIP Equity Income Portfolio	$12,014,477	88,047.56	$135.61	441.67	$52.77	1,112.00	$45.95	—	$—
Fidelity VIP Government Money Market Portfolio	$11,453,121	521,128.80	$13.68	13,074.79	$11.12	81,922.12	$15.73	1,999,035.90	$1.45
Fidelity VIP Growth Portfolio	$28,669,774	106,456.45	$245.87	534.57	$98.96	27,860.81	$87.65	—	$—
Fidelity VIP High Income Portfolio	$4,365,975	65,879.90	$58.83	1,053.49	$29.65	18,756.93	$24.46	—	$—
Fidelity VIP Index 500 II Portfolio	$72,775,026	391,623.93	$143.82	39,508.96	$71.03	205,239.75	$66.49	—	$—
Fidelity VIP Investment Grade Bond Portfolio	$5,554,945	219,157.33	$20.58	3,740.21	$18.15	30,586.21	$25.31	67,481.33	$3.00
Fidelity VIP Mid Cap Class 2 Portfolio	$4,946,443	80,643.66	$53.39	3,615.95	$57.59	6,790.42	$63.68	—	$—
Fidelity VIP Overseas Portfolio	$12,089,547	163,696.04	$54.86	11,725.67	$32.20	14,980.23	$28.68	419,389.70	$5.49
Fidelity VIP Value Strategies Portfolio	$604,477	6,250.30	$68.67	572.54	$78.61	1,657.30	$78.61	—	$—
Franklin Templeton VIP Foreign Securities	$1,729,912	74,310.48	$19.71	1,277.62	$23.13	10,014.51	$23.51	—	$—
Franklin Templeton VIP Global Real Estate	$953,628	51,192.68	$18.40	—	$—	531.38	$21.95	—	$—
Franklin Templeton VIP Mutual Global Discovery Securities	$351,880	10,403.79	$31.61	518.60	$36.19	116.08	$36.19	—	$—
Franklin Templeton VIP Mutual Shares Securities	$760,183	20,708.18	$27.25	1,777.54	$35.16	4,102.55	$32.50	—	$—
Franklin Templeton VIP Small Cap Value	$1,020,443	18,623.77	$42.91	1,311.49	$53.72	2,948.56	$51.18	—	$—
Franklin Templeton VIP Small-Midcap Growth II	$360,931	6,443.43	$42.54	1,373.42	$63.23	—	$—	—	$—
Franklin Templeton VIP US Government	$308,637	22,585.64	$11.38	1,793.64	$13.03	2,159.49	$13.03	—	$—
Invesco I.O.V.I Conservative Balanced Fund	$147,189	11,268.17	$12.19	776.60	$12.70	—	$—	—	$—
Invesco I.O.V.I Global Strategic Income Fund	$295,745	27,343.98	$9.63	2,817.28	$10.03	426.17	$10.03	—	$—
Invesco I.O.V.I Main Street Small Cap Fund	$52,573	2,760.79	$15.74	556.55	$16.40	—	$—	—	$—
Invesco V.I. Discovery Mid Cap Growth Fund	$991,198	75,334.10	$13.13	—	$—	—	$—	164.50	$13.51

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2023

Total assets and net assets:		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
Investments in shares of mutual fund portfolios at market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

Invesco V.I. Health Care Fund	$2,719,056	77,034.54	$32.76	—	$—	3,886.57	$40.30	5,039.19	$7.63
Invesco V.I. Technology Fund	$2,753,970	129,880.93	$19.40	—	$—	5,605.98	$23.86	15,572.43	$6.44
JP Morgan Insurance Trust Small Cap Core Portfolio (4)	$—	—	$—	—	$—	—	$—	—	$—
LVIP JPMorgan Small Cap Core Fund - Standard Class (4)	$1,403,651	99,653.56	$11.38	—	$—	23,583.46	$11.45	—	$—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (5)	$—	—	$—	—	$—	—	$—	—	$—
Morgan Stanley VIF Emerging Markets Equity Portfolio	$813,109	—	$—	—	$—	—	$—	245,409.67	$3.31
Morgan Stanley VIF U.S. Real Estate Portfolio	$77,305	—	$—	—	$—	—	$—	12,397.86	$6.24
Neuberger Berman Trust Mid Cap Growth Class S	$670,316	25,898.98	$18.95	—	$—	8,805.43	$20.39	—	$—
Neuberger Berman Trust Mid Cap Growth Portfolio	$709,968	10,564.70	$52.93	2,452.16	$59.70	70.02	$63.13	—	$—
Neuberger Berman Trust Short Duration Bond Portfolio	$2,308,820	172,851.17	$11.49	4,611.39	$14.65	18,563.67	$13.71	—	$—
Neuberger Berman Trust Sustainable Equity Portfolio	$2,839,426	42,153.63	$53.93	485.76	$61.74	7,394.19	$61.74	4,766.87	$16.67
T Rowe Price Blue Chip Growth Portfolio	$2,963,402	41,321.74	$58.63	3,304.25	$88.18	3,562.59	$69.94	—	$—
T Rowe Price Equity Income Portfolio	$4,922,856	116,273.12	$34.24	4,967.68	$45.07	17,586.01	$40.84	—	$—
T Rowe Price Health Sciences Portfolio	$2,487,974	27,235.86	$84.14	696.25	$102.16	1,249.03	$100.35	—	$—
T Rowe Price Moderate Allocation	$1,413,704	42,349.74	$32.55	945.40	$37.26	—	$—	—	$—
Touchstone TVST Balanced	$6,665,806	112,219.89	$54.65	3,120.83	$40.39	8,304.74	$49.04	—	$—
Touchstone TVST Bond	$5,629,190	201,225.61	$24.02	5,535.17	$16.03	26,583.43	$26.58	—	$—
Touchstone TVST Common Stock	$40,835,874	354,463.81	$98.14	8,524.47	$67.49	18,691.39	$77.71	55,049.48	$73.07
Touchstone TVST Small Company	$29,026,080	163,035.67	$152.39	7,577.74	$62.81	19,977.65	$126.06	12,946.80	$91.64
Van Eck VIPT Emerging Markets	$1,700,629	40,696.26	$29.78	9,467.05	$34.09	4,867.28	$34.09	—	$—
Van Eck VIPT Global Resources Fund	$1,317,392	75,715.25	$15.26	5,465.28	$17.47	3,817.67	$17.47	—	$—
Van Eck VIPT Unconstrained Emerging Markets	$1,011,315	64,787.76	$13.19	2,441.86	$15.10	7,955.46	$15.10	—	$—

(4)  On May 1, 2023, the JP Morgan Insurance Trust Fund Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class.

(5)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	AB VPS Discovery Value Portfolio Class A (1)	AB VPS International Value Fund	AB VPS Relative Value Portfolio (2)	AB VPS Sustainable International Thematic Portfolio	Alger Capital Appreciation Fund

Investment income:
Dividend income	$18,116	$20,783	$1,096	$—	$—

Expenses:
Mortality and expense risk and administrative charges	12,803	19,305	556	1,568	22,856

Net investment gain (loss)	5,313	1,478	540	(1,568)	(22,856)

Realized and unrealized gain (loss) on investments
Capital gains distributions	142,673	—	5,762	10,300	—

Net realized (loss) gain from shares sold	(27,935)	(4,645)	(159)	(885)	6,599

Net unrealized appreciation on investments	135,188	363,293	1,920	25,330	1,005,602

Net realized and unrealized gain on investments	249,926	358,648	7,523	34,745	1,012,201

Increase in net assets resulting from operations	$255,239	$360,126	$8,063	$33,177	$989,345

(1)  On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund (3)	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund

Investment income:
Dividend income	$—	$—	$—	$—	$58,937

Expenses:
Mortality and expense risk and administrative charges	147,560	62,510	63,294	31,140	32,386

Net investment (loss) gain	(147,560)	(62,510)	(63,294)	(31,140)	26,551

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	446,940	—

Net realized loss from shares sold	(88,729)	(126,332)	(346,761)	(39,382)	(98,922)

Net unrealized appreciation on investments	5,126,238	1,228,245	1,719,927	830,085	363,822

Net realized and unrealized gain on investments	5,037,509	1,101,913	1,373,166	1,237,643	264,900

Increase in net assets resulting from operations	$4,889,949	$1,039,403	$1,309,872	$1,206,503	$291,451

(3)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	American Century VP Inflation Protection Portfolio	American Century VP Inflation Protection Portfolio II	American Century VP International Portfolio	American Century VP Ultra Portfolio	American Century VP Value Portfolio

Investment income:
Dividend income	$40,078	$3,333	$64,012	$—	$209,376

Expenses:
Mortality and expense risk and administrative charges	8,479	70	35,572	1,583	67,776

Net investment gain (loss)	31,599	3,263	28,440	(1,583)	141,600

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	17,130	684,852

Net realized (loss) gain from shares sold	(13,001)	(24)	47,112	16,161	338,874

Net unrealized appreciation (depreciation) on investments	9,654	47	452,175	46,212	(456,811)

Net realized and unrealized (loss) gain on investments	(3,347)	23	499,287	79,503	566,915

Increase in net assets resulting from operations	$28,252	$3,286	$527,727	$77,920	$708,515

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP	DWS Equity 500 Index VIP Fund

Investment income:
Dividend income	$5,908	$668	$2,539	$4,648	$19,094

Expenses:
Mortality and expense risk and administrative charges	6,835	1,882	3,073	2,999	1,014

Net investment (loss) gain	(927)	(1,214)	(534)	1,649	18,080

Realized and unrealized gain (loss) on investments
Capital gains distributions	70,923	4,502	40,770	—	72,047

Net realized (loss) gain from shares sold	(17,804)	(3,861)	3,586	(5,343)	(4,343)

Net unrealized appreciation on investments	98,744	18,769	27,059	63,766	242,578

Net realized and unrealized gain on investments	151,863	19,410	71,415	58,423	310,282

Increase in net assets resulting from operations	$150,936	$18,196	$70,881	$60,072	$328,362

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio

Investment income:
Dividend income	$10,509	$17,633	$87,577	$220,792	$462,045

Expenses:
Mortality and expense risk and administrative charges	5,640	17,193	142,554	103,632	70,876

Net investment gain (loss)	4,869	440	(54,977)	117,160	391,169

Realized and unrealized gain (loss) on investments
Capital gains distributions	22,528	86,288	634,336	331,418	—

Net realized (loss) gain from shares sold	(16,015)	(37,035)	615,341	121,783	—

Net unrealized appreciation on investments	130,631	251,482	3,817,478	508,014	—

Net realized and unrealized gain on investments	137,144	300,735	5,067,155	961,215	—

Increase in net assets resulting from operations	$142,013	$301,175	$5,012,178	$1,078,375	$391,169

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio

Investment income:
Dividend income	$33,281	$238,628	$981,015	$139,930	$27,940

Expenses:
Mortality and expense risk and administrative charges	217,324	34,928	495,320	40,422	37,261

Net investment (loss) gain	(184,043)	203,700	485,695	99,508	(9,321)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,199,107	—	605,684	—	127,696

Net realized gain (loss) from shares sold	1,386,405	(97,005)	2,685,335	(48,868)	3,476

Net unrealized appreciation on investments	5,315,617	276,076	11,225,350	230,526	499,223

Net realized and unrealized gain on investments	7,901,129	179,071	14,516,369	181,658	630,395

Increase in net assets resulting from operations	$7,717,086	$382,771	$15,002,064	$281,166	$621,074

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities

Investment income:
Dividend income	$119,042	$6,491	$53,321	$24,855	$10,529

Expenses:
Mortality and expense risk and administrative charges	78,587	3,610	13,317	7,743	3,407

Net investment gain	40,455	2,881	40,004	17,112	7,122

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,108	21,348	—	—	20,668

Net realized gain (loss) from shares sold	340,101	1,282	(34,530)	(20,363)	(13,417)

Net unrealized appreciation on investments	1,658,951	73,296	300,662	95,017	52,677

Net realized and unrealized gain on investments	2,029,160	95,926	266,132	74,654	59,928

Increase in net assets resulting from operations	$2,069,615	$98,807	$306,136	$91,766	$67,050

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small-Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund

Investment income:
Dividend income	$13,471	$4,915	$—	$8,839	$2,469

Expenses:
Mortality and expense risk and administrative charges	4,990	6,951	2,235	2,333	1,169

Net investment gain (loss)	8,481	(2,036)	(2,235)	6,506	1,300

Realized and unrealized gain (loss) on investments
Capital gains distributions	62,003	53,287	—	—	—

Net realized loss from shares sold	(10,296)	(33,572)	(27,445)	(6,586)	(419)

Net unrealized appreciation on investments	25,304	92,650	111,187	11,835	14,266

Net realized and unrealized gain on investments	77,011	112,365	83,742	5,249	13,847

Increase in net assets resulting from operations	$85,492	$110,329	$81,507	$11,755	$15,147

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund

Investment income:
Dividend income	$—	$594	$—	$—	$—

Expenses:
Mortality and expense risk and administrative charges	2,423	576	8,746	25,134	20,875

Net investment (loss) gain	(2,423)	18	(8,746)	(25,134)	(20,875)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	—

Net realized (loss) gain from shares sold	(13,518)	6,338	(34,451)	(119,360)	(104,256)

Net unrealized appreciation on investments	38,454	4,047	153,739	204,167	1,051,488

Net realized and unrealized gain on investments	24,936	10,385	119,288	84,807	947,232

Increase in net assets resulting from operations	$22,513	$10,403	$110,542	$59,673	$926,357

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	JP Morgan Insurance Trust Small Cap Core Portfolio (4)	LVIP JPMorgan Small Cap Core Fund - Standard Class (4)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (5)	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio

Investment income:
Dividend income	$7,147	$10,831	$113,126	$12,076	$1,589

Expenses:
Mortality and expense risk and administrative charges	3,340	6,779	1,087	544	49

Net investment gain	3,807	4,052	112,039	11,532	1,540

Realized and unrealized gain (loss) on investments
Capital gains distributions	11,340	—	—	13,072	—

Net realized (loss) gain from shares sold	(199,626)	2,755	(759,267)	(28,876)	3

Net unrealized appreciation on investments	180,735	151,884	718,251	89,415	8,221

Net realized and unrealized (loss) gain on investments	(7,551)	154,639	(41,016)	73,611	8,224

Decrease (increase) in net assets resulting from operations	$(3,744)	$158,691	$71,023	$85,143	$9,764

(4)  On May 1, 2023, the JP Morgan Insurance Trust Fund Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class.

(5)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio

Investment income:
Dividend income	$—	$—	$109,242	$8,792	$—

Expenses:
Mortality and expense risk and administrative charges	4,518	4,570	18,659	18,892	21,053

Net investment (loss) gain	(4,518)	(4,570)	90,583	(10,100)	(21,053)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	41,485	—

Net realized (loss) gain from shares sold	(2,677)	(8,416)	(34,726)	19,062	313,329

Net unrealized appreciation on investments	113,207	118,511	59,140	544,718	784,046

Net realized and unrealized gain on investments	110,530	110,095	24,414	605,265	1,097,375

Increase in net assets resulting from operations	$106,012	$105,525	$114,997	$595,165	$1,076,322

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	T Rowe Price Equity Income Portfolio	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond

Investment income:
Dividend income	$89,967	$—	$30,653	$84,937	$255,282

Expenses:
Mortality and expense risk and administrative charges	36,012	20,346	11,485	52,330	43,456

Net investment gain (loss)	53,955	(20,346)	19,168	32,607	211,826

Realized and unrealized gain (loss) on investments
Capital gains distributions	202,187	91,875	3,836	—	—

Net realized (loss) gain from shares sold	(27,872)	82,803	(8,947)	(211,672)	(40,734)

Net unrealized appreciation (depreciation) on investments	158,691	(113,399)	164,133	1,199,452	111,259

Net realized and unrealized gain on investments	333,006	61,279	159,022	987,780	70,525

Increase in net assets resulting from operations	$386,961	$40,933	$178,190	$1,020,387	$282,351

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Touchstone TVST Common Stock	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets

Investment income:
Dividend income	$164,971	$60,272	$60,278	$38,399	$42,186

Expenses:
Mortality and expense risk and administrative charges	299,801	215,002	11,064	10,503	7,920

Net investment (loss) gain	(134,830)	(154,730)	49,214	27,896	34,266

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,474,471	123,597	—	—	—

Net realized (loss) gain from shares sold	(2,133,301)	(517,889)	(47,432)	36,078	(36,331)

Net unrealized appreciation (depreciation) on investments	8,501,732	4,555,568	142,438	(121,703)	103,641

Net realized and unrealized gain (loss) on investments	8,842,902	4,161,276	95,006	(85,625)	67,310

Increase (decrease) in net assets resulting from operations	$8,708,072	$4,006,546	$144,220	$(57,729)	$101,576

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	AB VPS Discovery Value Portfolio Class A (1)	AB VPS International Value Fund	AB VPS Relative Value Portfolio (2)	AB VPS Sustainable International Thematic Portfolio	Alger Capital Appreciation Fund

Net investment gain (loss)	$5,313	$1,478	$540	$(1,568)	$(22,856)

Realized and unrealized gain (loss) on investments
Capital gains distributions	142,673	—	5,762	10,300	—

Net realized (loss) gain from shares sold	(27,935)	(4,645)	(159)	(885)	6,599

Net unrealized appreciation on investments	135,188	363,293	1,920	25,330	1,005,602

Net realized and unrealized gain on investments	249,926	358,648	7,523	34,745	1,012,201

Increase in net assets resulting from operations	255,239	360,126	8,063	33,177	989,345

Accumulation unit transactions:
Participant deposits	78,598	118,425	3,717	12,526	101,703
Transfers between investment sub-accounts and general account, net	(74)	(119)	—	(1,194)	(32,608)
Transfers between investment subaccounts, net	17,511	(239,862)	287	4,696	(112,618)
Net surrenders and lapses	(61,960)	(80,728)	(2,174)	(6,378)	(151,808)
Contract benefits	(21,089)	(24,312)	—	(595)	—
Loan collateral interest received	9,599	12,181	170	576	16,751
Transfers for policy loans	(18,648)	(31,884)	1,365	(1,367)	(45,497)
Contract charges	(77,025)	(113,930)	(3,960)	(8,198)	(99,058)
Other	5,491	10,722	311	991	9,551

Total net accumulation unit transactions	(67,597)	(349,507)	(284)	1,057	(313,584)

Increase in net assets	187,642	10,619	7,779	34,234	675,761

Net assets, beginning of period	$1,601,006	$2,622,367	$73,060	$272,626	$2,428,734

Net assets, end of period	$1,788,648	$2,632,986	$80,839	$306,860	$3,104,495

(1)  On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund (3)	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund

Net investment (loss) gain	$(147,560)	$(62,510)	$(63,294)	$(31,140)	$26,551

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	446,940	—

Net realized loss from shares sold	(88,729)	(126,332)	(346,761)	(39,382)	(98,922)

Net unrealized appreciation on investments	5,126,238	1,228,245	1,719,927	830,085	363,822

Net realized and unrealized gain on investments	5,037,509	1,101,913	1,373,166	1,237,643	264,900

Increase in net assets resulting from operations	4,889,949	1,039,403	1,309,872	1,206,503	291,451

Accumulation unit transactions:
Participant deposits	644,352	262,576	237,820	125,976	141,390
Transfers between investment sub-accounts and general account, net	(2,278)	—	—	(1,078)	—
Transfers between investment subaccounts, net	(432,552)	228,090	40,555	(142,589)	53,732
Net surrenders and lapses	(553,516)	(182,668)	(368,093)	(143,032)	(183,344)
Contract benefits	(114,650)	(15,542)	(22,108)	—	—
Loan collateral interest received	106,002	72,774	30,411	16,146	10,876
Transfers for policy loans	(180,015)	(118,070)	(72,444)	(11,459)	(122,280)
Contract charges	(675,458)	(302,356)	(312,170)	(133,668)	(157,921)
Other	80,054	36,538	36,323	19,550	16,640

Total net accumulation unit transactions	(1,128,061)	(18,658)	(429,706)	(270,154)	(240,907)

Increase in net assets	3,761,888	1,020,745	880,166	936,349	50,544

Net assets, beginning of period	$15,695,849	$6,717,813	$7,037,773	$4,845,705	$3,919,806

Net assets, end of period	$19,457,737	$7,738,558	$7,917,939	$5,782,054	$3,970,350

(3)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	American Century VP Inflation Protection Portfolio	American Century VP Inflation Protection Portfolio II	American Century VP International Portfolio	American Century VP Ultra Portfolio	American Century VP Value Portfolio

Net investment gain (loss)	$31,599	$3,263	$28,440	$(1,583)	$141,600

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	17,130	684,852

Net realized (loss) gain from shares sold	(13,001)	(24)	47,112	16,161	338,874

Net unrealized appreciation (depreciation) on investments	9,654	47	452,175	46,212	(456,811)

Net realized and unrealized (loss) gain on investments	(3,347)	23	499,287	79,503	566,915

Increase in net assets resulting from operations	28,252	3,286	527,727	77,920	708,515

Accumulation unit transactions:
Participant deposits	65,344	—	191,907	9,402	262,268
Transfers between investment sub-accounts and general account, net	(2,105)	—	(625)	—	(1,358)
Transfers between investment subaccounts, net	54,987	—	(39,313)	16,375	123,884
Net surrenders and lapses	(81,194)	—	(177,303)	(50,030)	(372,442)
Contract benefits	(18,987)	—	(26,976)	—	(36,029)
Loan collateral interest received	6,670	—	20,052	998	21,816
Transfers for policy loans	(14,205)	—	(45,162)	(4,443)	(162,204)
Contract charges	(60,586)	(1,168)	(161,547)	(8,589)	(292,970)
Other	5,533	—	21,057	1,732	37,661

Total net accumulation unit transactions	(44,543)	(1,168)	(217,910)	(34,555)	(419,374)

(Decrease) increase in net assets	(16,291)	2,118	309,817	43,365	289,141

Net assets, beginning of period	$1,094,224	$99,525	$4,440,226	$195,969	$8,876,856

Net assets, end of period	$1,077,933	$101,643	$4,750,043	$239,334	$9,165,997

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP	DWS Equity 500 Index VIP Fund

Net investment (loss) gain	$(927)	$(1,214)	$(534)	$1,649	$18,080

Realized and unrealized gain (loss) on investments
Capital gains distributions	70,923	4,502	40,770	—	72,047

Net realized (loss) gain from shares sold	(17,804)	(3,861)	3,586	(5,343)	(4,343)

Net unrealized appreciation on investments	98,744	18,769	27,059	63,766	242,578

Net realized and unrealized gain on investments	151,863	19,410	71,415	58,423	310,282

Increase in net assets resulting from operations	150,936	18,196	70,881	60,072	328,362

Accumulation unit transactions:
Participant deposits	40,335	14,508	13,234	13,218	12,031
Transfers between investment sub-accounts and general account, net	(1,002)	—	—	(663)	—
Transfers between investment subaccounts, net	(20,577)	16,604	(5,195)	(12,107)	(1,950)
Net surrenders and lapses	(42,659)	(5,663)	(4,954)	(3,200)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	3,818	362	2,087	2,395	4,183
Transfers for policy loans	(10,108)	(391)	(5,931)	(4,511)	40,473
Contract charges	(31,957)	(7,627)	(16,393)	(8,304)	(12,631)
Other	3,972	842	1,376	1,678	—

Total net accumulation unit transactions	(58,178)	18,635	(15,776)	(11,494)	42,106

Increase in net assets	92,758	36,831	55,105	48,578	370,468

Net assets, beginning of period	$781,647	$198,474	$318,253	$315,103	$1,249,147

Net assets, end of period	$874,405	$235,305	$373,358	$363,681	$1,619,615

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio

Net investment gain (loss)	$4,869	$440	$(54,977)	$117,160	$391,169

Realized and unrealized gain (loss) on investments
Capital gains distributions	22,528	86,288	634,336	331,418	—

Net realized (loss) gain from shares sold	(16,015)	(37,035)	615,341	121,783	—

Net unrealized appreciation on investments	130,631	251,482	3,817,478	508,014	—

Net realized and unrealized gain on investments	137,144	300,735	5,067,155	961,215	—

Increase in net assets resulting from operations	142,013	301,175	5,012,178	1,078,375	391,169

Accumulation unit transactions:
Participant deposits	21,248	103,115	502,894	313,352	749,507
Transfers between investment sub-accounts and general account, net	—	(967)	(18,623)	(432)	60,451
Transfers between investment subaccounts, net	16,297	94,328	(472,172)	37,477	3,985,499
Net surrenders and lapses	(3,750)	(115,101)	(307,670)	(636,134)	(435,014)
Contract benefits	—	(665)	(227,794)	(64,264)	(449,539)
Loan collateral interest received	4,498	7,614	108,498	50,399	44,028
Transfers for policy loans	(23,905)	(9,517)	(142,788)	(60,492)	(62,267)
Contract charges	(16,986)	(88,945)	(711,081)	(424,410)	(1,131,758)
Other	3,026	9,456	84,774	57,129	39,826

Total net accumulation unit transactions	428	(682)	(1,183,962)	(727,375)	2,800,733

Increase in net assets	142,441	300,493	3,828,216	351,000	3,191,902

Net assets, beginning of period	$896,828	$2,167,179	$15,841,171	$11,663,477	$8,261,219

Net assets, end of period	$1,039,269	$2,467,672	$19,669,387	$12,014,477	$11,453,121

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio

Net investment (loss) gain	$(184,043)	$203,700	$485,695	$99,508	$(9,321)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,199,107	—	605,684	—	127,696

Net realized gain (loss) from shares sold	1,386,405	(97,005)	2,685,335	(48,868)	3,476

Net unrealized appreciation on investments	5,315,617	276,076	11,225,350	230,526	499,223

Net realized and unrealized gain on investments	7,901,129	179,071	14,516,369	181,658	630,395

Increase in net assets resulting from operations	7,717,086	382,771	15,002,064	281,166	621,074

Accumulation unit transactions:
Participant deposits	583,833	163,269	1,477,492	339,651	173,925
Transfers between investment sub-accounts and general account, net	(1,616)	(1,143)	(3,194)	(4,131)	3,867
Transfers between investment subaccounts, net	(87,156)	186,473	84,712	389,929	30,969
Net surrenders and lapses	(1,137,403)	(166,031)	(1,759,126)	(154,953)	(205,500)
Contract benefits	(138,695)	(22,167)	(338,664)	(40,330)	(449)
Loan collateral interest received	132,699	25,023	329,979	39,570	22,817
Transfers for policy loans	(339,249)	(101,339)	(566,192)	(37,595)	(50,591)
Contract charges	(888,963)	(180,519)	(2,248,606)	(357,883)	(158,882)
Other	131,798	20,686	319,069	25,179	21,295

Total net accumulation unit transactions	(1,744,752)	(75,748)	(2,704,530)	199,437	(162,549)

Increase in net assets	5,972,334	307,023	12,297,534	480,603	458,525

Net assets, beginning of period	$22,697,440	$4,058,952	$60,477,492	$5,074,342	$4,487,918

Net assets, end of period	$28,669,774	$4,365,975	$72,775,026	$5,554,945	$4,946,443

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities

Net investment gain	$40,455	$2,881	$40,004	$17,112	$7,122

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,108	21,348	—	—	20,668

Net realized gain (loss) from shares sold	340,101	1,282	(34,530)	(20,363)	(13,417)

Net unrealized appreciation on investments	1,658,951	73,296	300,662	95,017	52,677

Net realized and unrealized gain on investments	2,029,160	95,926	266,132	74,654	59,928

Increase in net assets resulting from operations	2,069,615	98,807	306,136	91,766	67,050

Accumulation unit transactions:
Participant deposits	351,061	14,057	73,361	51,915	11,540
Transfers between investment sub-accounts and general account, net	(1,674)	—	3,503	(483)	—
Transfers between investment subaccounts, net	(401,720)	32,503	(135,539)	47,358	(35,649)
Net surrenders and lapses	(431,531)	(3,900)	(105,855)	(24,595)	(79,724)
Contract benefits	(42,314)	—	(1,403)	(4,829)	—
Loan collateral interest received	62,738	611	11,864	6,631	891
Transfers for policy loans	(97,464)	879	(23,234)	(16,504)	(880)
Contract charges	(391,904)	(27,351)	(59,478)	(47,196)	(15,494)
Other	38,953	3,251	7,425	5,527	116

Total net accumulation unit transactions	(913,855)	20,050	(229,356)	17,824	(119,200)

Increase (decrease) in net assets	1,155,760	118,857	76,780	109,590	(52,150)

Net assets, beginning of period	$10,933,787	$485,620	$1,653,132	$844,038	$404,030

Net assets, end of period	$12,089,547	$604,477	$1,729,912	$953,628	$351,880

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund

Net investment gain (loss)	$8,481	$(2,036)	$(2,235)	$6,506	$1,300

Realized and unrealized gain (loss) on investments
Capital gains distributions	62,003	53,287	—	—	—

Net realized loss from shares sold	(10,296)	(33,572)	(27,445)	(6,586)	(419)

Net unrealized appreciation on investments	25,304	92,650	111,187	11,835	14,266

Net realized and unrealized gain on investments	77,011	112,365	83,742	5,249	13,847

Increase in net assets resulting from operations	85,492	110,329	81,507	11,755	15,147

Accumulation unit transactions:
Participant deposits	26,609	44,229	16,548	23,200	1,778
Transfers between investment sub-accounts and general account, net	—	—	(361)	(448)	—
Transfers between investment subaccounts, net	3,540	27,016	(7,024)	17,249	805
Net surrenders and lapses	(7,713)	(20,937)	(49,498)	(612)	(124)
Contract benefits	(4,620)	(3,118)	—	(222)	—
Loan collateral interest received	2,525	2,873	2,743	1,265	19
Transfers for policy loans	671	(10,118)	2,792	(1,354)	(19)
Contract charges	(30,479)	(45,834)	(14,593)	(41,949)	(5,012)
Other	3,609	4,510	968	1,397	648

Total net accumulation unit transactions	(5,858)	(1,379)	(48,425)	(1,474)	(1,905)

Increase in net assets	79,634	108,950	33,082	10,281	13,242

Net assets, beginning of period	$680,549	$911,493	$327,849	$298,356	$133,947

Net assets, end of period	$760,183	$1,020,443	$360,931	$308,637	$147,189

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund

Net investment (loss) gain	$(2,423)	$18	$(8,746)	$(25,134)	$(20,875)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	—

Net realized (loss) gain from shares sold	(13,518)	6,338	(34,451)	(119,360)	(104,256)

Net unrealized appreciation on investments	38,454	4,047	153,739	204,167	1,051,488

Net realized and unrealized gain on investments	24,936	10,385	119,288	84,807	947,232

Increase in net assets resulting from operations	22,513	10,403	110,542	59,673	926,357

Accumulation unit transactions:
Participant deposits	11,099	4,226	34,164	99,517	83,627
Transfers between investment sub-accounts and general account, net	—	—	(1,566)	(927)	(1,021)
Transfers between investment subaccounts, net	(26,766)	(12,794)	43,251	(323,241)	(95,563)
Net surrenders and lapses	(16,027)	(26,065)	(86,235)	(175,402)	(116,303)
Contract benefits	—	—	—	(4,120)	(4,179)
Loan collateral interest received	5,499	1,185	6,712	12,520	7,900
Transfers for policy loans	(11,629)	(8,223)	(45,605)	(73,954)	(68,751)
Contract charges	(16,913)	(5,200)	(39,011)	(108,528)	(84,092)
Other	1,419	(533)	4,308	14,856	10,584

Total net accumulation unit transactions	(53,318)	(47,404)	(83,982)	(559,279)	(267,798)

(Decrease) increase in net assets	(30,805)	(37,001)	26,560	(499,606)	658,559

Net assets, beginning of period	$326,550	$89,574	$964,638	$3,218,662	$2,095,411

Net assets, end of period	$295,745	$52,573	$991,198	$2,719,056	$2,753,970

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	JP Morgan Insurance Trust Small Cap Core Portfolio (4)	LVIP JPMorgan Small Cap Core Fund - Standard Class (4)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (5)	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio

Net investment gain	$3,807	$4,052	$112,039	$11,532	$1,540

Realized and unrealized gain (loss) on investments
Capital gains distributions	11,340	—	—	13,072	—

Net realized (loss) gain from shares sold	(199,626)	2,755	(759,267)	(28,876)	3

Net unrealized appreciation on investments	180,735	151,884	718,251	89,415	8,221

Net realized and unrealized (loss) gain on investments	(7,551)	154,639	(41,016)	73,611	8,224

Decrease (increase) in net assets resulting from operations	(3,744)	158,691	71,023	85,143	9,764

Accumulation unit transactions:
Participant deposits	17,523	28,561	—	8,740	—
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(1,248,005)	1,279,613	(2,695,622)	(23,202)	—
Net surrenders and lapses	(32,609)	(12,668)	—	(19,703)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	1,942	4,345	—	104	—
Transfers for policy loans	(1,574)	(14,176)	—	(111)	—
Contract charges	(22,296)	(45,053)	(16,513)	(8,345)	(245)
Other	1,454	4,338	(5)	(26)	—

Total net accumulation unit transactions	(1,283,565)	1,244,960	(2,712,140)	(42,543)	(245)

(Decrease) increase in net assets	(1,287,309)	1,403,651	(2,641,117)	42,600	9,519

Net assets, beginning of period	$1,287,309	$—	$2,641,117	$770,509	$67,786

Net assets, end of period	$—	$1,403,651	$—	$813,109	$77,305

(4)  On May 1, 2023, the JP Morgan Insurance Trust Fund Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class.

(5)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio

Net investment (loss) gain	$(4,518)	$(4,570)	$90,583	$(10,100)	$(21,053)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	41,485	—

Net realized (loss) gain from shares sold	(2,677)	(8,416)	(34,726)	19,062	313,329

Net unrealized appreciation on investments	113,207	118,511	59,140	544,718	784,046

Net realized and unrealized gain on investments	110,530	110,095	24,414	605,265	1,097,375

Increase in net assets resulting from operations	106,012	105,525	114,997	595,165	1,076,322

Accumulation unit transactions:
Participant deposits	23,313	19,450	107,334	71,637	111,207
Transfers between investment sub-accounts and general account, net	(413)	—	(3,320)	—	(1,313)
Transfers between investment subaccounts, net	15,855	13,943	38,289	(54,466)	(147,463)
Net surrenders and lapses	(106,134)	(21,401)	(109,148)	(6,820)	(351,247)
Contract benefits	—	—	(40,873)	—	(1,665)
Loan collateral interest received	2,670	2,131	18,378	6,102	9,904
Transfers for policy loans	(4,808)	2,597	(19,548)	(14,927)	(19,647)
Contract charges	(19,277)	(18,986)	(121,153)	(88,304)	(99,172)
Other	1,835	1,964	10,679	12,082	9,509

Total net accumulation unit transactions	(86,959)	(302)	(119,362)	(74,696)	(489,887)

Increase (decrease) in net assets	19,053	105,223	(4,365)	520,469	586,435

Net assets, beginning of period	$651,263	$604,745	$2,313,185	$2,318,957	$2,376,967

Net assets, end of period	$670,316	$709,968	$2,308,820	$2,839,426	$2,963,402

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	T Rowe Price Equity Income Portfolio	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond

Net investment gain (loss)	$53,955	$(20,346)	$19,168	$32,607	$211,826

Realized and unrealized gain (loss) on investments
Capital gains distributions	202,187	91,875	3,836	—	—

Net realized (loss) gain from shares sold	(27,872)	82,803	(8,947)	(211,672)	(40,734)

Net unrealized appreciation (depreciation) on investments	158,691	(113,399)	164,133	1,199,452	111,259

Net realized and unrealized gain on investments	333,006	61,279	159,022	987,780	70,525

Increase in net assets resulting from operations	386,961	40,933	178,190	1,020,387	282,351

Accumulation unit transactions:
Participant deposits	198,423	75,142	40,206	189,331	272,538
Transfers between investment sub-accounts and general account, net	(1,378)	—	534	(188,837)	(3,852)
Transfers between investment subaccounts, net	130,721	68,107	(5,134)	120,162	178,165
Net surrenders and lapses	(223,767)	(150,023)	(14,229)	(170,473)	(238,763)
Contract benefits	(47,346)	(8,792)	—	(64,895)	(58,093)
Loan collateral interest received	22,360	7,071	325	20,350	36,956
Transfers for policy loans	(61,493)	(13,541)	4,937	(32,506)	(33,555)
Contract charges	(204,129)	(95,312)	(48,604)	(264,233)	(306,301)
Other	19,437	11,597	6,270	32,194	26,200

Total net accumulation unit transactions	(167,172)	(105,751)	(15,695)	(358,907)	(126,705)

Increase (decrease) in net assets	219,789	(64,818)	162,495	661,480	155,646

Net assets, beginning of period	$4,703,067	$2,552,792	$1,251,209	$6,004,326	$5,473,544

Net assets, end of period	$4,922,856	$2,487,974	$1,413,704	$6,665,806	$5,629,190

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Touchstone TVST Common Stock	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets

Net investment (loss) gain	$(134,830)	$(154,730)	$49,214	$27,896	$34,266

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,474,471	123,597	—	—	—

Net realized (loss) gain from shares sold	(2,133,301)	(517,889)	(47,432)	36,078	(36,331)

Net unrealized appreciation (depreciation) on investments	8,501,732	4,555,568	142,438	(121,703)	103,641

Net realized and unrealized gain (loss) on investments	8,842,902	4,161,276	95,006	(85,625)	67,310

Increase (decrease) in net assets resulting from operations	8,708,072	4,006,546	144,220	(57,729)	101,576

Accumulation unit transactions:
Participant deposits	1,169,755	952,216	70,822	76,576	46,412
Transfers between investment sub-accounts and general account, net	(193,443)	(361,028)	(42)	(342)	(1,018)
Transfers between investment subaccounts, net	(860,408)	211,281	(25,983)	111,159	(56,752)
Net surrenders and lapses	(1,536,352)	(904,348)	(71,628)	(52,718)	(31,412)
Contract benefits	(266,791)	(262,622)	(7,539)	(9,133)	(13,926)
Loan collateral interest received	172,306	122,139	7,186	4,286	7,113
Transfers for policy loans	(143,800)	(240,258)	(19,184)	(10,247)	(16,295)
Contract charges	(1,522,068)	(1,170,282)	(73,425)	(91,737)	(62,083)
Other	158,153	118,428	5,872	6,340	4,402

Total net accumulation unit transactions	(3,022,648)	(1,534,474)	(113,921)	34,184	(123,559)

Increase (decrease) in net assets	5,685,424	2,472,072	30,299	(23,545)	(21,983)

Net assets, beginning of period	$35,150,450	$26,554,008	$1,670,330	$1,340,937	$1,033,298

Net assets, end of period	$40,835,874	$29,026,080	$1,700,629	$1,317,392	$1,011,315

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	AB VPS Discovery Value Portfolio Class A (2)	AB VPS International Value Fund	AB VPS Relative Value Portfolio (3)	AB VPS Sustainable International Thematic Portfolio (1)	Alger Capital Appreciation Fund

Net investment gain (loss)	$5,468	$103,043	$453	$(1,551)	$(22,116)

Realized and unrealized gain (loss) on investments
Capital gains distributions	255,780	—	11,635	47,658	217,594

Net realized gain (loss) from shares sold	22,504	(154)	856	(2,403)	(28,459)

Net unrealized depreciation on investments	(612,573)	(548,979)	(16,837)	(143,726)	(1,554,309)

Net realized and unrealized loss on investments	(334,289)	(549,133)	(4,346)	(98,471)	(1,365,174)

Decrease in net assets resulting from operations	(328,821)	(446,090)	(3,893)	(100,022)	(1,387,290)

Accumulation unit transactions:
Participant deposits	71,659	109,500	5,948	14,360	102,854
Transfers between investment sub-accounts and general account, net	6,917	869	7,095	(8)	20,802
Transfers between investment subaccounts, net	(98,157)	(9,094)	(6,621)	16,000	118,516
Net surrenders and lapses	(68,627)	(108,855)	—	(783)	(41,644)
Contract benefits	(5,136)	(5,235)	—	—	(6,670)
Loan collateral interest received	9,269	11,602	99	1,052	15,598
Transfers for policy loans	(15,942)	(30,909)	(3,639)	(1,116)	(19,684)
Contract charges	(76,539)	(109,587)	(3,549)	(8,514)	(93,048)
Other	9,074	12,453	322	904	12,012

Total net accumulation unit transactions	(167,482)	(129,256)	(345)	21,895	108,736

Decrease in net assets	(496,303)	(575,346)	(4,238)	(78,127)	(1,278,554)

Net assets, beginning of period	$2,097,309	$3,197,713	$77,298	$350,753	$3,707,288

Net assets, end of period	$1,601,006	$2,622,367	$73,060	$272,626	$2,428,734

(2)  On May 1, 2023, AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(3)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(1)  On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund (4)	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund

Net investment (loss) gain	$(150,228)	$(70,382)	$(66,989)	$(31,243)	$38,664

Realized and unrealized gain (loss) on investments
Capital gains distributions	877,734	1,251,430	2,746,652	1,026,082	1,028,293

Net realized loss from shares sold	(45,143)	(219,876)	(129,692)	(9,191)	(60,721)

Net unrealized depreciation on investments	(10,417,973)	(5,260,998)	(6,868,640)	(2,334,904)	(1,635,673)

Net realized and unrealized loss on investments	(9,585,382)	(4,229,444)	(4,251,680)	(1,318,013)	(668,101)

Decrease in net assets resulting from operations	(9,735,610)	(4,299,826)	(4,318,669)	(1,349,256)	(629,437)

Accumulation unit transactions:
Participant deposits	607,144	267,019	234,727	124,556	148,501
Transfers between investment sub-accounts and general account, net	(84,744)	(105,307)	(4,721)	(557)	—
Transfers between investment subaccounts, net	1,461,311	599,529	316,240	(98,416)	(133,454)
Net surrenders and lapses	(356,459)	(376,001)	(102,050)	(128,322)	(29,705)
Contract benefits	(113,798)	(14,664)	—	(26,698)	(4,879)
Loan collateral interest received	103,312	65,215	30,698	16,697	12,570
Transfers for policy loans	(155,502)	(258,732)	(55,253)	(27,009)	(22,017)
Contract charges	(669,852)	(308,259)	(300,930)	(134,964)	(170,505)
Other	119,152	43,994	39,611	20,449	20,091

Total net accumulation unit transactions	910,564	(87,206)	158,322	(254,264)	(179,398)

Decrease in net assets	(8,825,046)	(4,387,032)	(4,160,347)	(1,603,520)	(808,835)

Net assets, beginning of period	$24,520,895	$11,104,845	$11,198,120	$6,449,225	$4,728,641

Net assets, end of period	$15,695,849	$6,717,813	$7,037,773	$4,845,705	$3,919,806

(4)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	American Century VP Inflation Protection Portfolio	American Century VP Inflation Protection Portfolio II	American Century VP International Portfolio	American Century VP Ultra Portfolio	American Century VP Value Portfolio

Net investment gain (loss)	$50,908	$5,208	$27,744	$(1,495)	$114,519

Realized and unrealized gain (loss) on investments
Capital gains distributions	6,263	564	661,690	23,749	712,303

Net realized (loss) gain from shares sold	(1,294)	(20,693)	57,757	5,675	536,536

Net unrealized depreciation on investments	(226,815)	(275)	(2,154,153)	(123,741)	(1,400,586)

Net realized and unrealized loss on investments	(221,846)	(20,404)	(1,434,706)	(94,317)	(151,747)

Decrease in net assets resulting from operations	(170,938)	(15,196)	(1,406,962)	(95,812)	(37,228)

Accumulation unit transactions:
Participant deposits	63,089	—	185,462	7,867	267,013
Transfers between investment sub-accounts and general account, net	(16,232)	—	7,793	—	(45,660)
Transfers between investment subaccounts, net	39,897	—	416,535	(4,829)	(272,659)
Net surrenders and lapses	(17,635)	—	(104,506)	—	(101,660)
Contract benefits	—	—	(26,215)	—	(56,514)
Loan collateral interest received	6,058	—	19,571	944	24,733
Transfers for policy loans	(19,805)	—	(39,012)	(1,003)	(18,305)
Contract charges	(60,875)	(1,083)	(153,968)	(7,746)	(292,188)
Other	5,779	(1)	27,257	1,152	38,366

Total net accumulation unit transactions	276	(1,084)	332,917	(3,615)	(456,874)

Decrease in net assets	(170,662)	(16,280)	(1,074,045)	(99,427)	(494,102)

Net assets, beginning of period	$1,264,886	$115,805	$5,514,271	$295,396	$9,370,958

Net assets, end of period	$1,094,224	$99,525	$4,440,226	$195,969	$8,876,856

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP	DWS Equity 500 Index VIP Fund

Net investment (loss) gain	$(1,275)	$(1,853)	$(1,303)	$1,938	$14,975

Realized and unrealized gain (loss) on investments
Capital gains distributions	236,120	42,489	25,751	4,970	75,047

Net realized (loss) gain from shares sold	(1,425)	(2,426)	7,732	(1,900)	387,503

Net unrealized depreciation on investments	(415,313)	(79,000)	(134,246)	(67,177)	(745,737)

Net realized and unrealized loss on investments	(180,618)	(38,937)	(100,763)	(64,107)	(283,187)

Decrease in net assets resulting from operations	(181,893)	(40,790)	(102,066)	(62,169)	(268,212)

Accumulation unit transactions:
Participant deposits	40,750	12,115	11,921	13,272	14,797
Transfers between investment sub-accounts and general account, net	(982)	—	712	6,436	—
Transfers between investment subaccounts, net	(10,096)	(676)	(14,740)	(6,823)	45,284
Net surrenders and lapses	(19,736)	(288)	(208)	(487)	(56,517)
Contract benefits	—	—	—	(16,750)	—
Loan collateral interest received	3,980	601	1,893	2,092	2,969
Transfers for policy loans	(2,968)	(648)	(6,220)	(6,811)	6,713
Contract charges	(31,812)	(7,941)	(16,012)	(8,779)	(16,699)
Other	4,110	1,039	1,755	1,775	(540)

Total net accumulation unit transactions	(16,754)	4,202	(20,899)	(16,075)	(3,993)

Decrease in net assets	(198,647)	(36,588)	(122,965)	(78,244)	(272,205)

Net assets, beginning of period	$980,294	$235,062	$441,218	$393,347	$1,521,352

Net assets, end of period	$781,647	$198,474	$318,253	$315,103	$1,249,147

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio

Net investment gain (loss)	$2,654	$(7,065)	$(51,894)	$117,749	$38,863

Realized and unrealized gain (loss) on investments
Capital gains distributions	160,316	34,830	842,025	393,836	—

Net realized (loss) gain from shares sold	(4,025)	(58,278)	555,486	248,097	—

Net unrealized depreciation on investments	(405,207)	(424,656)	(7,317,782)	(1,526,419)	—

Net realized and unrealized loss on investments	(248,916)	(448,104)	(5,920,271)	(884,486)	—

Decrease (increase) in net assets resulting from operations	(246,262)	(455,169)	(5,972,165)	(766,737)	38,863

Accumulation unit transactions:
Participant deposits	21,696	105,295	505,095	346,670	673,820
Transfers between investment sub-accounts and general account, net	12,834	7,518	(708)	26,801	(12,838)
Transfers between investment subaccounts, net	(66,629)	(109,371)	261,130	(617,647)	934,314
Net surrenders and lapses	(27,513)	(82,014)	(723,290)	(233,586)	(1,661,490)
Contract benefits	—	(18,479)	(83,492)	(41,629)	(69,018)
Loan collateral interest received	3,834	8,057	112,006	50,646	44,625
Transfers for policy loans	3,565	(17,879)	(108,773)	(76,545)	(38,710)
Contract charges	(19,114)	(88,581)	(683,849)	(430,377)	(1,142,205)
Other	3,380	12,860	100,095	61,093	42,959

Total net accumulation unit transactions	(67,947)	(182,594)	(621,786)	(914,574)	(1,228,543)

Decrease in net assets	(314,209)	(637,763)	(6,593,951)	(1,681,311)	(1,189,680)

Net assets, beginning of period	$1,211,037	$2,804,942	$22,435,122	$13,344,788	$9,450,899

Net assets, end of period	$896,828	$2,167,179	$15,841,171	$11,663,477	$8,261,219

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio
Net investment (loss) gain	$(59,297)	$181,198	$469,285	$78,931	$(14,896)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,891,282	—	515,395	287,480	308,750

Net realized gain (loss) from shares sold	986,511	(92,429)	3,331,602	(85,456)	12,999

Net unrealized depreciation on investments	(10,652,291)	(678,103)	(18,830,321)	(1,108,191)	(1,173,082)

Net realized and unrealized loss on investments	(7,774,498)	(770,532)	(14,983,324)	(906,167)	(851,333)

Decrease in net assets resulting from operations	(7,833,795)	(589,334)	(14,514,039)	(827,236)	(866,229)

Accumulation unit transactions:
Participant deposits	587,865	182,629	1,586,804	391,172	168,561
Transfers between investment sub- accounts and general account, net	(34,363)	1,188	246,234	(6,651)	2,681
Transfers between investment subaccounts, net	(18,477)	(214,835)	(433,238)	(144,584)	(276,057)
Net surrenders and lapses	(416,094)	(64,998)	(1,677,347)	(100,412)	(111,476)
Contract benefits	(166,727)	(4,249)	(220,257)	(15,363)	(22,629)
Loan collateral interest received	121,226	24,343	301,584	39,129	22,267
Transfers for policy loans	(519,064)	(57,452)	(1,263,434)	(54,401)	(40,723)
Contract charges	(839,360)	(186,904)	(2,187,684)	(370,949)	(156,547)
Other	144,395	21,463	320,431	25,566	26,152

Total net accumulation unit transactions	(1,140,599)	(298,815)	(3,326,907)	(236,493)	(387,771)

Decrease in net assets	(8,974,394)	(888,149)	(17,840,946)	(1,063,729)	(1,254,000)

Net assets, beginning of period	$31,671,834	$4,947,101	$78,318,438	$6,138,071	$5,741,918

Net assets, end of period	$22,697,440	$4,058,952	$60,477,492	$5,074,342	$4,487,918

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities
Net investment gain	$46,204	$2,179	$36,555	$13,826	$3,132

Realized and unrealized gain (loss) on investments
Capital gains distributions	102,933	22,988	—	66,034	33,200

Net realized gain (loss) from shares sold	181,180	920	(27,995)	(1,547)	(406)

Net unrealized depreciation on investments	(3,951,558)	(65,330)	(152,949)	(372,973)	(59,896)

Net realized and unrealized loss on investments	(3,667,445)	(41,422)	(180,944)	(308,486)	(27,102)

Decrease in net assets resulting from operations	(3,621,241)	(39,243)	(144,389)	(294,660)	(23,970)

Accumulation unit transactions:
Participant deposits	366,996	8,359	74,943	49,492	13,326
Transfers between investment sub- accounts and general account, net	(86,703)	9,557	(423)	(488)	3,883
Transfers between investment subaccounts, net	407,595	9,037	11,836	44,469	(22,006)
Net surrenders and lapses	(254,983)	—	(23,212)	(28,910)	(21,436)
Contract benefits	(67,316)	—	(1,622)	(3,298)	—
Loan collateral interest received	63,577	578	11,711	6,884	968
Transfers for policy loans	(86,099)	(590)	(11,086)	(5,238)	3,308
Contract charges	(382,155)	(19,524)	(57,315)	(51,164)	(16,459)
Other	50,852	2,320	7,774	4,419	2,174

Total net accumulation unit transactions	11,764	9,737	12,606	16,166	(36,242)

Decrease in net assets	(3,609,477)	(29,506)	(131,783)	(278,494)	(60,212)

Net assets, beginning of period	$14,543,264	$515,126	$1,784,915	$1,122,532	$464,242

Net assets, end of period	$10,933,787	$485,620	$1,653,132	$844,038	$404,030

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund
Net investment gain (loss)	$8,731	$2,379	$(2,655)	$5,433	$423

Realized and unrealized gain (loss) on investments
Capital gains distributions	87,699	176,731	110,565	—	10,899

Net realized (loss) gain from shares sold	(32,218)	(15,171)	(112,679)	(14,380)	234

Net unrealized depreciation on investments	(133,630)	(277,109)	(165,975)	(26,981)	(40,967)

Net realized and unrealized loss on investments	(78,149)	(115,549)	(168,089)	(41,361)	(29,834)

Decrease in net assets resulting from operations	(69,418)	(113,170)	(170,744)	(35,928)	(29,411)

Accumulation unit transactions:
Participant deposits	25,413	45,349	20,666	24,292	4,565
Transfers between investment sub- accounts and general account, net	—	4,778	(13,046)	8,098	—
Transfers between investment subaccounts, net	(21,570)	7,203	106,158	(96,144)	40
Net surrenders and lapses	(89,936)	(13,259)	(58,540)	—	—
Contract benefits	(2,078)	—	—	—	(3,632)
Loan collateral interest received	4,826	2,547	2,423	1,392	18
Transfers for policy loans	(3,807)	(3,016)	(3,180)	(1,486)	(18)
Contract charges	(32,699)	(44,709)	(15,887)	(34,415)	(4,937)
Other	3,683	4,374	3,921	1,487	510

Total net accumulation unit transactions	(116,168)	3,267	42,515	(96,776)	(3,454)

Decrease in net assets	(185,586)	(109,903)	(128,229)	(132,704)	(32,865)

Net assets, beginning of period	$866,135	$1,021,396	$456,078	$431,060	$166,812

Net assets, end of period	$680,549	$911,493	$327,849	$298,356	$133,947

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund
Net investment loss	$(2,790)	$(471)	$(9,260)	$(27,766)	$(21,125)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	11,352	296,080	447,504	973,182

Net realized (loss) gain from shares sold	(7,467)	874	1,111	(26,380)	13,588

Net unrealized depreciation on investments	(37,870)	(29,667)	(718,866)	(938,093)	(2,330,109)

Net realized and unrealized loss on investments	(45,337)	(17,441)	(421,675)	(516,969)	(1,343,339)

Decrease in net assets resulting from operations	(48,127)	(17,912)	(430,935)	(544,735)	(1,364,464)

Accumulation unit transactions:
Participant deposits	13,275	6,090	35,664	99,379	80,808
Transfers between investment sub- accounts and general account, net	—	—	(805)	(14,377)	(24,592)
Transfers between investment subaccounts, net	(1,022)	283	55,748	(36,077)	282,745
Net surrenders and lapses	(19,231)	—	(10,538)	(46,857)	(81,912)
Contract benefits	—	—	(205)	(3,131)	(409)
Loan collateral interest received	5,414	2,164	6,086	11,646	7,227
Transfers for policy loans	(554)	(1,212)	(5,830)	(19,897)	(15,228)
Contract charges	(17,400)	(6,488)	(39,051)	(112,442)	(89,213)
Other	1,654	402	5,246	16,858	12,978

Total net accumulation unit transactions	(17,864)	1,239	46,315	(104,898)	172,404

Decrease in net assets	(65,991)	(16,673)	(384,620)	(649,633)	(1,192,060)

Net assets, beginning of period	$392,541	$106,247	$1,349,258	$3,868,295	$3,287,471

Net assets, end of period	$326,550	$89,574	$964,638	$3,218,662	$2,095,411

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	JP Morgan Insurance Trust Small Cap Core Portfolio (5)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (6)	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio	Neuberger Berman Trust Mid Cap Growth Class S
Net investment (loss) gain	$(4,332)	$111,329	$2,622	$873	$(4,966)

Realized and unrealized gain (loss) on investments
Capital gains distributions	287,703	50,665	77,181	16,893	147,279

Net realized (loss) gain from shares sold	(467)	(161,994)	(24,291)	(20,167)	1,918

Net unrealized depreciation on investments	(608,116)	(457,729)	(291,083)	(23,357)	(400,982)

Net realized and unrealized loss on investments	(320,880)	(569,058)	(238,193)	(26,631)	(251,785)

Decrease in net assets resulting from operations	(325,212)	(457,729)	(235,571)	(25,758)	(256,751)

Accumulation unit transactions:
Participant deposits	48,455	30,432	9,707	—	24,333
Transfers between investment sub- accounts and general account, net	(91)	—	—	—	(411)
Transfers between investment subaccounts, net	5,025	(96,196)	109,719	(2,336)	52,751
Net surrenders and lapses	(21,317)	(71,375)	(24,638)	—	(2,573)
Contract benefits	—	—	—	—	(2,243)
Loan collateral interest received	6,062	—	141	—	2,667
Transfers for policy loans	(1,323)	—	2,627	—	(490)
Contract charges	(66,545)	(29,743)	(8,153)	(250)	(20,398)
Other	7,069	(22)	114	—	3,603

Total net accumulation unit transactions	(22,665)	(166,904)	89,517	(2,586)	57,239

Decrease in net assets	(347,877)	(624,633)	(146,054)	(28,344)	(199,512)

Net assets, beginning of period	$1,635,186	$3,265,750	$916,563	$96,130	$850,775

Net assets, end of period	$1,287,309	$2,641,117	$770,509	$67,786	$651,263

(5)  On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

(6)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio
Net investment (loss) gain	$(4,593)	$73,060	$(7,186)	$(20,415)	$43,861

Realized and unrealized gain (loss) on investments
Capital gains distributions	123,595	—	238,781	132,451	245,117

Net realized gain (loss) from shares sold	12,689	(45,181)	21,374	39,893	41,738

Net unrealized depreciation on investments	(380,937)	(195,283)	(826,826)	(1,571,030)	(568,497)

Net realized and unrealized loss on investments	(244,653)	(240,464)	(566,671)	(1,398,686)	(281,642)

Decrease in net assets resulting from operations	(249,246)	(167,404)	(573,857)	(1,419,101)	(237,781)

Accumulation unit transactions:
Participant deposits	27,592	98,707	71,044	128,715	181,248
Transfers between investment sub- accounts and general account, net	669	(3,500)	—	(364)	3,762
Transfers between investment subaccounts, net	(8,819)	(285,502)	(89,279)	265,069	(707,510)
Net surrenders and lapses	(2,224)	(75,248)	(29,486)	(16,278)	(156,620)
Contract benefits	—	(14,308)	(6,693)	(3,889)	(8,555)
Loan collateral interest received	1,831	20,487	5,570	11,751	21,784
Transfers for policy loans	(3,737)	(18,996)	(7,187)	(18,264)	(48,838)
Contract charges	(17,676)	(117,616)	(81,405)	(97,314)	(204,974)
Other	2,848	12,446	11,045	12,741	23,461

Total net accumulation unit transactions	484	(383,530)	(126,391)	282,167	(896,242)

Decrease in net assets	(248,762)	(550,934)	(700,248)	(1,136,934)	(1,134,023)

Net assets, beginning of period	$853,507	$2,864,119	$3,019,205	$3,513,901	$5,837,090

Net assets, end of period	$604,745	$2,313,185	$2,318,957	$2,376,967	$4,703,067

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Net investment (loss) gain	$(21,890)	$9,153	$(23,054)	$72,437	$(146,148)

Realized and unrealized gain (loss) on investments
Capital gains distributions	43,127	25,725	1,481,828	44,738	5,062,714

Net realized gain (loss) from shares sold	80,412	(5,628)	(21,635)	(13,400)	(393,000)

Net unrealized depreciation on investments	(513,282)	(319,262)	(2,662,437)	(1,067,657)	(12,698,885)

Net realized and unrealized loss on investments	(389,743)	(299,165)	(1,202,244)	(1,036,319)	(8,029,171)

Decrease in net assets resulting from operations	(411,633)	(290,012)	(1,225,298)	(963,882)	(8,175,319)

Accumulation unit transactions:
Participant deposits	73,126	62,005	195,440	310,480	1,213,964
Transfers between investment sub- accounts and general account, net	3,133	—	(279)	(3,324)	(80,699)
Transfers between investment subaccounts, net	(35,541)	(7,592)	(12,300)	(92,212)	(744,049)
Net surrenders and lapses	(56,037)	(36)	(84,234)	(109,515)	(1,043,335)
Contract benefits	—	—	(10,511)	(32,922)	(120,184)
Loan collateral interest received	6,555	255	17,412	36,277	172,621
Transfers for policy loans	(15,567)	(933)	(41,012)	(46,446)	(290,280)
Contract charges	(94,891)	(45,195)	(253,456)	(339,228)	(1,512,100)
Other	13,701	6,473	31,392	29,267	181,501

Total net accumulation unit transactions	(105,521)	14,977	(157,548)	(247,623)	(2,222,561)

Decrease in net assets	(517,154)	(275,035)	(1,382,846)	(1,211,505)	(10,397,880)

Net assets, beginning of period	$3,069,946	$1,526,244	$7,387,172	$6,685,049	$45,548,330

Net assets, end of period	$2,552,792	$1,251,209	$6,004,326	$5,473,544	$35,150,450

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets
Net investment (loss) gain	$(213,007)	$(6,252)	$10,687	$38,912

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,749,346	331,659	—	—

Net realized gain (loss) from shares sold	329,879	(29,841)	178,193	(27,023)

Net unrealized depreciation on investments	(12,793,060)	(795,915)	(52,901)	(105,316)

Net realized and unrealized (loss) gain on investments	(4,713,835)	(494,097)	125,292	(132,339)

Decrease (increase) in net assets resulting from operations	(4,926,842)	(500,349)	135,979	(93,427)

Accumulation unit transactions:
Participant deposits	974,816	76,313	97,749	46,159
Transfers between investment sub- accounts and general account, net	(9,094)	1,749	(416)	(840)
Transfers between investment subaccounts, net	(668,290)	252,818	(338,549)	(17,853)
Net surrenders and lapses	(442,973)	(39,670)	(64,734)	(25,705)
Contract benefits	(57,665)	(8,217)	(2,005)	(5,707)
Loan collateral interest received	119,250	6,860	4,254	7,353
Transfers for policy loans	(229,233)	(14,617)	(11,839)	(5,344)
Contract charges	(1,166,698)	(69,027)	(100,187)	(61,053)
Other	138,940	10,024	7,176	4,984

Total net accumulation unit transactions	(1,340,947)	216,233	(408,551)	(58,006)

Decrease in net assets	(6,267,789)	(284,116)	(272,572)	(151,433)

Net assets, beginning of period	$32,821,797	$1,954,446	$1,613,509	$1,184,731

Net assets, end of period	$26,554,008	$1,670,330	$1,340,937	$1,033,298

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 1 – NATURE OF OPERATIONS

National Variable Life Insurance Account (the “Variable” Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable life insurance policies issued by National Life.

National Life maintains four products within the Variable Account. The VariTrak product was established on March 11, 1996 and is used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as VariTrak. On May 1, 1998, National Life established the Estate Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Estate Provider. On February 12, 1999, National Life established the Benefit Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Benefit Provider. On December 23, 2008, National Life established the Investor Select product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Investor Select. Effective January 1, 2009, National Life no longer offers new issues of VariTrak, Estate Provider, Investor Select and Benefit Provider products.

The Variable Account invests the accumulated policyholder policy values in shares of mutual fund portfolios within AB VPS, Alger, Allspring VT, American Century VP, BNY Mellon, DWS, Fidelity VIP, Franklin Templeton VIP, Invesco I.O.V.I., Invesco V.I., LVIP JPMorgan, Morgan Stanley Variable Insurance Fund, Neuberger Berman Trust,T. Rowe Price, Touchstone TVST, and Van Eck VIPT. Net premiums received by the Variable Account are deposited in the portfolios as designated by the policyholder. Policyholders may also direct the allocations of their policy value to a declared interest account (within the General Account of National Life) and may transfer policy value between the portfolios within the Variable Account and the declared interest account.

There are 63 active sub-accounts within the Variable Account as of December 31, 2023. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyholder policy values of the underlying variable universal life insurance policies investing in the sub-account. The portfolios consist of the following:

AB VPS Discovery Value Portfolio Class A	Franklin Templeton VIP Foreign Securities
AB VPS International Value Fund	Franklin Templeton VIP Global Real Estate
AB VPS Relative Value Portfolio	Franklin Templeton VIP Mutual Global Discovery Securities
AB VPS Sustainable International Thematic Portfolio	Franklin Templeton VIP Mutual Shares Securities
Alger Capital Appreciation Fund	Franklin Templeton VIP Small Cap Value
Alger Large Cap Growth Fund	Franklin Templeton VIP Small-Midcap Growth II
Alger Small Cap Growth Fund	Franklin Templeton VIP US Government
Allspring VT Discovery Fund	Invesco I.O.V.I Conservative Balanced Fund
Allspring VT Opportunity Fund	Invesco I.O.V.I Global Strategic Income Fund
American Century VP Disciplined Core Value Fund	Invesco I.O.V.I Main Street Small Cap Fund
American Century VP Inflation Protection Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund
American Century VP Inflation Protection Portfolio II	Invesco V.I. Health Care Fund
American Century VP International Portfolio	Invesco V.I. Technology Fund
American Century VP Ultra Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio
American Century VP Value Portfolio	LVIP JPMorgan Small Cap Core Fund - Standard Class
BNY Mellon Appreciation Portfolio	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio
BNY Mellon Opportunistic Small Cap Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Morgan Stanley VIF US Real Estate Portfolio
DWS CROCI® US VIP	Neuberger Berman Trust Mid Cap Growth Class S
DWS Equity 500 Index VIP Fund	Neuberger Berman Trust Mid Cap Growth Portfolio

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 1 – NATURE OF OPERATIONS

DWS Small Cap Index Fund	Neuberger Berman Trust Short Duration Bond Portfolio
DWS Small Mid Cap Value Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio
Fidelity VIP Contrafund Class 2 Portfolio	T Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Equity Income Portfolio	T Rowe Price Equity Income Portfolio
Fidelity VIP Government Money Market Portfolio	T Rowe Price Health Sciences Portfolio
Fidelity VIP Growth Portfolio	T Rowe Price Moderate Allocation
Fidelity VIP High Income Portfolio	Touchstone TVST Balanced
Fidelity VIP Index 500 II Portfolio	Touchstone TVST Bond
Fidelity VIP Investment Grade Bond Portfolio	Touchstone TVST Common Stock
Fidelity VIP Mid Cap Class 2 Portfolio	Touchstone TVST Small Company
Fidelity VIP Overseas Portfolio	Van Eck VIPT Emerging Markets
Fidelity VIP Value Strategies Portfolio	Van Eck VIPT Global Resources Fund
Van Eck VIPT Unconstrained Emerging Markets

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

On May 1, 2023, the AB VPS Small Midcap Value Fund, AB VPS Growth and Income Fund, and Allspring VT Discovery Fund was renamed to AB VPS Disovery Value Portfolio Class A, AB VPS Relative Value Portfolio, and Allspring VT Discovery SMID Cap Growth Fund, respectively. On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class. On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

On May 1, 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund. On December 6, 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund. On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund. On May 1, 2020, the BNY Mellon Quality Bond Portfolio was liquidated.

On April 26, 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund and on April 30, 2019, the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio. On May 24, 2019, the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I Funds. On June 3, 2019, the Dreyfus VIF Appreciation Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio, and Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. were renamed BNY Mellon Appreciation Portfolio, BNY Mellon Opportunistic Small Cap Portfolio, and BNY Mellon Sustainable U.S. Equity Portfolio, Inc., respectively. On April 24, 2019, the T Rowe Price Personal Strategy Balanced Fund was renamed T Rowe Price Moderate Allocation Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements:

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2023, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life's management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2023, there were no transfers between levels. The change in the difference between cost and market value during 2023, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Loans

Policyholders may obtain loans after the first policy year as outlined in the variable life insurance policy and variable universal life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Policyholder Transactions

Policyholders may allocate amounts in their policy value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Participant deposits are reduced by applicable deductions, charges and state premium taxes. Transfers between the Variable Account and the guaranteed interest account, net, are amounts that policyholders have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to policyholders and beneficiaries made under the terms of the policies and amounts that policyholders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for policy benefits and terminations. Included in policy charges are administrative, cost of insurance, and other variable charges deducted monthly from the policies.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law.

Subsequent Events

National Life considers events occurring after the balance sheet date through the date of this report to be subsequent events requiring disclosure. On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio liquidated its Class A and Class B shares.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 3 – CHARGES AND EXPENSES

The following tables describe the fees and expenses assessed when buying, owning and surrendering a Policy within each product of the Variable Account. Such charges reimburse National Life for the insurance, other benefits provided, policy administration and its assumption of mortality and expense risks. The mortality risk assumed is that the insured under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Charges and Deductions – VariTrak Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Tax Charge	Upon receipt of premium payment	3.25% of each premium payment (2.0% for qualified employee benefit plans)	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years, or 15 Policy Years following an increase in Face Amount	$0 - $2 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Deferred Sales Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years or following an increase in Face Amount	$1.10 to $37.75 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Withdrawal Fees	Upon making a withdrawal	Lesser of 2% of amount withdrawn or $25	Deducted from Withdrawal Amount
Transfer Fees	Upon making a transfer	$25 per transfer in excess of 5 transfers in any one Policy Year	Deducted from Transfer Amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender, or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Unit Liquidation from Policy Value
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of Policy	Unit liquidation from Policy Value
Mortality and Expense Risk Fees	Deducted Daily	Annual rate of 0.90% of the average daily net assets of each subaccount of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administrative Fees	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 per month, plus $0.07 per $1000 of Face Amount	Unit liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Investor Select Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	6.00% of each premium payment	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 10 Policy Years or following an increase in Face Amount	Varies based on the characteristics of the insureds	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Policy Value Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.04% of Accumulated Value	Unit Liquidation from Policy Value
Policy Fee	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	$7.50 per month	Unit Liquidation from Policy Value
Expense Charge	On the Date of Issue of the Policy and on each Monthly Policy Date during the first 10 Policy Years, and for 10 years, following an increase in the Face Amount	Varies based on the face amount of the policy at issue, age of the insureds and other factors	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	$25 per withdrawal	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	0% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 per report	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Estate Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	7.40% - 10.40% depending on Policy Year	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse before the end of Policy Year 10, or the ten years after an increase in the Basic Coverage	Based on Joint Age at issue or time of increase; Level up to 5 years, declines thereafter each month by 1/60 of initial surrender charge	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Variable Account Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.75% - 0.90% in Policy Years 1 - 10	Unit Liquidation from Policy Value
Administrative Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 - $15.00 per month plus $0.08 to $0.09 per $1000 of basic coverage	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	The lesser of 2% of the Withdrawal amount or $25	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer in excess of 12 transfers in any one Policy Year	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Benefit Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Distribution Charge	Upon receipt of Premium Payment	5% - 15% of Premiums paid during the Policy Year up to the Target Premium, plus 0.5% - 2.5% of Premiums paid in excess of the Target Premium, depending on the Policy Year	Deducted from Premium Payment
Premium Tax Charge	Upon receipt of Premium Payment	Amount varies by State, and may range from 2% to as high as 12% in certain jurisdictions in Kentucky	Deducted from Premium Payment
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of the Policy	Unit liquidation from Policy Value
Policy Administration Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Currently $5.50 per month; Guaranteed not to exceed $8.00 per month	Unit liquidation from Policy Value
Underwriting Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$1.67 per month in Policy Year 1, and $3.75 per month in Policy Years 2 – 5	Unit liquidation from Policy Value
Mortality and Expense Risk Charge	Deducted Daily	Annual rate of 0% - 0.22% of the average daily net assets of each sub-account of the Variable Account; Guaranteed not to exceed Annual rate of 0.60%	Deducted from sub-accounts as a reduction in Unit Value
Variable Account Administration Charge	Deducted Daily	Annual Rate of 0.10% during the first 20 Policy Years, and annual rate of 0.07% thereafter	Deducted from sub-accounts as a reduction in Unit Value
Transfer Charge	Upon making a Transfer	$25 per Transfer in excess of 12 transfers in any one Policy Year	Deducted from Transfer amount
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 4 – INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2023 are set forth below:

Portfolio	Shares	Cost
AB VPS Discovery Value Portfolio Class A (1)	100,997	$1,703,734
AB VPS International Value Fund	178,025	$2,445,159
AB VPS Relative Value Portfolio (2)	2,740	$79,994
AB VPS Sustainable International Thematic Portfolio	17,172	$362,958
Alger Capital Appreciation Fund	39,689	$3,256,514
Alger Large Cap Growth Fund	311,723	$20,567,974
Alger Small Cap Growth Fund	468,152	$10,770,011
Allspring VT Discovery SMID Cap Growth Fund (3)	386,996	$10,149,571
Allspring VT Opportunity Fund	222,472	$5,518,271
American Century VP Disciplined Core Value Fund	517,647	$4,629,698
American Century VP Inflation Protection Portfolio	114,796	$1,189,025
American Century VP Inflation Protection Portfolio II	10,848	$103,508
American Century VP International Portfolio	448,964	$4,844,180
American Century VP Ultra Portfolio	9,331	$199,625
American Century VP Value Portfolio	751,927	$7,807,806
BNY Mellon Appreciation Portfolio	24,969	$926,759
BNY Mellon Opportunistic Small Cap Portfolio	5,612	$237,717
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	8,301	$312,268
DWS CROCI® US VIP	23,238	$321,653
DWS Equity 500 Index VIP Fund	60,052	$1,631,957
DWS Small Cap Index Fund	76,249	$1,100,866
DWS Small Mid Cap Value Portfolio	178,043	$2,217,018
Fidelity VIP Contrafund Class 2 Portfolio	404,470	$14,976,444
Fidelity VIP Equity Income Portfolio	483,480	$10,894,835
Fidelity VIP Government Money Market Portfolio	11,453,121	$11,453,121
Fidelity VIP Growth Portfolio	307,946	$22,957,055
Fidelity VIP High Income Portfolio	949,125	$4,939,219
Fidelity VIP Index 500 II Portfolio	157,593	$35,767,059
Fidelity VIP Investment Grade Bond Portfolio	497,309	$6,303,108
Fidelity VIP Mid Cap Class 2 Portfolio	135,742	$4,686,126
Fidelity VIP Overseas Portfolio	468,224	$9,871,853
Fidelity VIP Value Strategies Portfolio	36,524	$515,155
Franklin Templeton VIP Foreign Securities	121,483	$1,600,951
Franklin Templeton VIP Global Real Estate	75,986	$1,065,631
Franklin Templeton VIP Mutual Global Discovery Securities	18,365	$309,561
Franklin Templeton VIP Mutual Shares Securities	49,588	$814,570
Franklin Templeton VIP Small Cap Value	76,899	$1,069,331
Franklin Templeton VIP Small-Midcap Growth II	27,097	$330,418
Franklin Templeton VIP US Government	29,062	$342,277
Invesco I.O.V.I Conservative Balanced Fund	9,754	$155,297

(1)  On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(3)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 4 – INVESTMENTS

Portfolio	Shares	Cost
Invesco I.O.V.I Global Strategic Income Fund	66,911	$323,805
Invesco I.O.V.I Main Street Small Cap Fund	1,999	$49,815
Invesco V.I. Discovery Mid Cap Growth Fund	15,781	$1,138,284
Invesco V.I. Health Care Fund	104,942	$2,903,033
Invesco V.I. Technology Fund	148,863	$3,044,265
JP Morgan Insurance Trust Small Cap Core Portfolio (4)	—	$—
LVIP JPMorgan Small Cap Core Fund - Standard Class (4)	70,716	$1,251,767
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (5)	—	$—
Morgan Stanley VIF Emerging Markets Equity Portfolio	63,032	$874,761
Morgan Stanley VIF U.S. Real Estate Portfolio	5,317	$71,228
Neuberger Berman Trust Mid Cap Growth Class S	29,246	$721,144
Neuberger Berman Trust Mid Cap Growth Portfolio	26,660	$740,562
Neuberger Berman Trust Short Duration Bond Portfolio	239,504	$2,493,484
Neuberger Berman Trust Sustainable Equity Portfolio	85,140	$2,264,472
T Rowe Price Blue Chip Growth Portfolio	68,062	$2,380,931
T Rowe Price Equity Income Portfolio	178,429	$4,726,471
T Rowe Price Health Sciences Portfolio	47,984	$2,234,257
T Rowe Price Moderate Allocation	70,615	$1,458,081
Touchstone TVST Balanced	572,664	$6,930,443
Touchstone TVST Bond	641,869	$6,236,605
Touchstone TVST Common Stock	3,610,599	$33,207,439
Touchstone TVST Small Company	2,146,899	$29,357,183
Van Eck VIPT Emerging Markets	184,650	$2,227,099
Van Eck VIPT Global Resources Fund	49,545	$1,023,354
Van Eck VIPT Unconstrained Emerging Markets	132,718	$1,076,303

(4)  On May 1, 2023, the JP Morgan Insurance Trust Fund Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class.

(5)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2023 are set forth below:

		Sales
Portfolio	Purchases	Proceeds
AB VPS Discovery Value Portfolio Class A (1)	$352,539	$272,150
AB VPS International Value Fund	$225,223	$573,251
AB VPS Relative Value Portfolio (2)	$17,253	$11,236
AB VPS Sustainable International Thematic Portfolio	$41,823	$32,033
Alger Capital Appreciation Fund	$179,680	$516,120
Alger Large Cap Growth Fund	$1,317,998	$2,593,618
Alger Small Cap Growth Fund	$673,301	$754,469
Allspring VT Discovery SMID Cap Growth Fund (3)	$425,055	$918,056
Allspring VT Opportunity Fund	$670,467	$524,820
American Century VP Disciplined Core Value Fund	$336,106	$550,461
American Century VP Inflation Protection Portfolio	$179,580	$192,523
American Century VP Inflation Protection Portfolio II	$3,333	$1,238
American Century VP International Portfolio	$548,511	$737,982
American Century VP Ultra Portfolio	$63,108	$82,116
American Century VP Value Portfolio	$1,512,120	$1,105,042
BNY Mellon Appreciation Portfolio	$137,239	$125,420
BNY Mellon Opportunistic Small Cap Portfolio	$40,955	$19,032
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$64,852	$40,391
DWS CROCI® US VIP	$23,314	$33,159
DWS Equity 500 Index VIP Fund	$207,642	$75,408
DWS Small Cap Index Fund	$96,109	$68,284
DWS Small Mid Cap Value Portfolio	$362,635	$276,590
Fidelity VIP Contrafund Class 2 Portfolio	$1,748,202	$2,352,807
Fidelity VIP Equity Income Portfolio	$1,249,159	$1,527,956
Fidelity VIP Government Money Market Portfolio	$33,984,910	$30,793,008
Fidelity VIP Growth Portfolio	$2,613,985	$3,343,673
Fidelity VIP High Income Portfolio	$689,628	$561,676
Fidelity VIP Index 500 II Portfolio	$4,998,540	$6,611,690
Fidelity VIP Investment Grade Bond Portfolio	$1,009,403	$710,457
Fidelity VIP Mid Cap Class 2 Portfolio	$515,588	$559,761
Fidelity VIP Overseas Portfolio	$982,953	$1,826,246
Fidelity VIP Value Strategies Portfolio	$83,807	$39,528
Franklin Templeton VIP Foreign Securities	$189,554	$378,905
Franklin Templeton VIP Global Real Estate	$162,803	$127,866
Franklin Templeton VIP Mutual Global Discovery Securities	$50,929	$142,339
Franklin Templeton VIP Mutual Shares Securities	$129,141	$64,516
Franklin Templeton VIP Small Cap Value	$165,882	$116,009
Franklin Templeton VIP Small-Midcap Growth II	$39,028	$89,687
Franklin Templeton VIP US Government	$57,183	$52,151
Invesco I.O.V.I Conservative Balanced Fund	$6,002	$6,608

(1)  On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(3)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Invesco I.O.V.I Global Strategic Income Fund	$28,991	$84,731
Invesco I.O.V.I Main Street Small Cap Fund	$17,665	$65,051
Invesco V.I. Discovery Mid Cap Growth Fund	$93,323	$186,051
Invesco V.I. Health Care Fund	$227,153	$811,565
Invesco V.I. Technology Fund	$157,986	$446,658
JP Morgan Insurance Trust Small Cap Core Portfolio (4)	$50,306	$1,318,725
LVIP JPMorgan Small Cap Core Fund - Standard Class (4)	$1,345,084	$96,073
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (5)	$195,587	$2,795,687
Morgan Stanley VIF Emerging Markets Equity Portfolio	$108,301	$126,239
Morgan Stanley VIF U.S. Real Estate Portfolio	$1,589	$294
Neuberger Berman Trust Mid Cap Growth Class S	$60,473	$151,951
Neuberger Berman Trust Mid Cap Growth Portfolio	$75,791	$80,663
Neuberger Berman Trust Short Duration Bond Portfolio	$396,306	$425,085
Neuberger Berman Trust Sustainable Equity Portfolio	$154,508	$197,820
T Rowe Price Blue Chip Growth Portfolio	$320,142	$831,081
T Rowe Price Equity Income Portfolio	$806,453	$717,485
T Rowe Price Health Sciences Portfolio	$295,788	$330,009
T Rowe Price Moderate Allocation	$91,054	$83,746
Touchstone TVST Balanced	$556,379	$882,679
Touchstone TVST Bond	$951,261	$866,140
Touchstone TVST Common Stock	$4,715,330	$5,398,338
Touchstone TVST Small Company	$2,137,368	$3,702,975
Van Eck VIPT Emerging Markets	$330,540	$395,248
Van Eck VIPT Global Resources Fund	$784,749	$722,670
Van Eck VIPT Unconstrained Emerging Markets	$130,131	$219,425

(4)  On May 1, 2023, the JP Morgan Insurance Trust Fund Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class.

(5)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2023 are set forth below:

VT = VariTrak Product

V2 = Investor Select Product

EP = Estate Provider Product

BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

AB VPS Discovery Value Portfolio Class A (1)	29,199.83	2,520.27	2,531.50	—	1,179.55	161.59	202.60	—	924.22	94.94	(633.78)	—	(2,970.61)	(57.56)	(216.05)	—	28,332.99	2,719.24	1,884.27	—
AB VPS International Value Fund	131,664.25	18,986.15	10,871.46	—	4,869.06	1,020.52	733.78	—	(8,683.01)	(1,202.69)	(3,382.25)	—	(11,925.20)	(543.65)	(525.75)	—	115,925.10	18,260.33	7,697.24	—
AB VPS Relative Value Portfolio (2)	4,613.95	804.60	—	—	75.25	126.27	—	—	(7.16)	36.44	—	—	(64.75)	(191.05)	—	—	4,617.29	776.26	—	—
AB VPS Sustainable International Thematic Portfolio	7,427.69	3,081.32	1,577.43	—	283.71	222.87	42.44	—	56.20	77.27	20.81	—	(387.73)	(251.27)	(19.77)	—	7,379.87	3,130.19	1,620.91	—
Alger Capital Appreciation Fund	51,361.11	1,651.22	1,044.40	6,848.31	1,663.76	102.73	2.02	112.64	(2,588.89)	(65.33)	—	—	(4,815.05)	(93.52)	(30.99)	(30.37)	45,620.93	1,595.10	1,015.43	6,930.58
Alger Large Cap Growth Fund	229,185.17	7,069.41	20,912.20	2,883.70	7,330.62	1,422.06	1,283.69	13.15	(3,340.38)	(797.27)	(3,829.16)	(11.27)	(17,011.87)	(584.95)	(378.44)	(82.73)	216,163.54	7,109.25	17,988.29	2,802.85
Alger Small Cap Growth Fund	179,570.78	436.09	168.97	724.17	6,089.88	54.43	2.96	15.75	5,437.74	(5.78)	—	(4.52)	(12,000.22)	(45.15)	(2.27)	(5.57)	179,098.18	439.59	169.66	729.83
Allspring VT Discovery SMID Cap Growth Fund (3)	135,254.85	—	8,104.49	415.01	4,412.98	—	58.83	10.03	748.07	—	16.31	—	(12,877.85)	—	(435.24)	(1.69)	127,538.05	—	7,744.39	423.35
Allspring VT Opportunity Fund	49,410.28	—	10,749.41	8,431.75	1,576.90	—	120.19	62.45	(1,054.01)	—	(33.49)	(458.17)	(3,212.56)	—	(19.26)	(268.87)	46,720.61	—	10,816.85	7,767.16
American Century VP Disciplined Core Value Fund	102,536.39	—	6,482.39	246.26	3,745.63	—	130.33	5.63	1,498.85	—	(18.98)	—	(11,731.94)	—	(243.90)	(2.48)	96,048.93	—	6,349.84	249.41
American Century VP Inflation Protection Portfolio	57,005.53	1,774.15	9,761.67	—	4,026.53	219.06	85.95	—	3,280.42	70.22	217.17	—	(10,431.84)	(89.21)	(355.88)	—	53,880.64	1,974.22	9,708.91	—
American Century VP Inflation Protection Portfolio II	—	—	—	55,963.06	—	—	—	—	—	—	—	—	—	—	—	(649.54)	—	—	—	55,313.52
American Century VP International Portfolio	163,112.98	9,772.78	13,600.08	—	5,996.12	642.53	441.86	—	(1,731.62)	89.62	96.77	—	(12,285.36)	(186.29)	(1,156.79)	—	155,092.12	10,318.64	12,981.92	—
American Century VP Ultra Portfolio	3,385.53	—	968.66	—	181.82	—	—	—	364.55	—	(23.31)	—	(1,172.78)	—	2.95	—	2,759.12	—	948.30	—
American Century VP Value Portfolio	138,324.83	2,883.75	10,714.36	17,913.16	4,373.22	259.62	109.21	124.92	1,742.29	401.15	579.68	(669.70)	(13,384.59)	(860.33)	(238.68)	(500.18)	131,055.75	2,684.19	11,164.57	16,868.20
BNY Mellon Appreciation Portfolio	18,419.97	—	1,203.92	—	932.75	—	—	—	(449.70)	—	(37.25)	—	(1,786.16)	—	5.32	—	17,116.86	—	1,171.99	—
BNY Mellon Opportunistic Small Cap Portfolio	8,259.73	—	—	—	608.41	—	—	—	696.29	—	—	—	(523.26)	—	—	—	9,041.17	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	12,883.82	—	35.69	—	477.69	—	—	—	(187.53)	—	—	—	(854.16)	—	(4.73)	—	12,319.82	—	30.96	—
DWS CROCI® US VIP	18,319.09	—	204.32	—	692.78	—	9.67	—	(670.35)	—	(6.26)	—	(627.45)	—	(4.39)	—	17,714.07	—	203.34	—
DWS Equity 500 Index VIP Fund	—	—	—	22,399.42	—	—	—	190.32	—	—	—	(30.85)	—	—	—	506.61	—	—	—	23,065.50
DWS Small Cap Index Fund	15,273.02	1,444.38	—	4,912.01	4,719.11	66.29	—	41.10	3,706.71	53.73	—	19.47	(8,434.29)	(28.43)	—	(159.74)	15,264.55	1,535.97	—	4,812.84
DWS Small Mid Cap Value Portfolio	58,549.77	4,507.85	5,298.16	—	3,276.27	313.31	122.91	—	3,037.17	69.42	240.94	—	(5,987.13)	(286.81)	(662.94)	—	58,876.08	4,603.77	4,999.07	—
Fidelity VIP Contrafund Class 2 Portfolio	164,102.41	4,158.12	29,510.43	—	4,703.20	247.21	333.37	—	(4,257.25)	(94.78)	(786.68)	—	(10,858.09)	(120.98)	(1,433.28)	—	153,690.27	4,189.57	27,623.84	—
Fidelity VIP Equity Income Portfolio	93,401.87	430.85	2,238.14	—	2,452.98	25.83	20.78	—	261.09	5.71	84.37	—	(8,068.38)	(20.72)	(1,231.29)	—	88,047.56	441.67	1,112.00	—
Fidelity VIP Government Money Market Portfolio	510,429.88	12,820.54	82,997.17	113,025.55	49,311.15	1,387.01	5,030.20	19,170.26	53,926.43	7,652.92	10,649.31	2,225,372.24	(92,538.66)	(8,785.68)	(16,754.56)	(358,532.15)	521,128.80	13,074.79	81,922.12	1,999,035.90
Fidelity VIP Growth Portfolio	114,635.23	546.19	27,719.96	—	2,589.93	32.44	184.63	—	(751.78)	(25.31)	611.42	—	(10,016.93)	(18.75)	(655.20)	—	106,456.45	534.57	27,860.81	—
Fidelity VIP High Income Portfolio	69,332.69	1,046.81	13,795.91	—	2,829.90	69.73	158.65	—	1,196.92	24.62	5,021.98	—	(7,479.61)	(87.67)	(219.61)	—	65,879.90	1,053.49	18,756.93	—
Fidelity VIP Index 500 II Portfolio	407,565.31	40,381.43	215,215.24	—	9,117.68	650.87	4,362.70	—	1,069.72	(182.48)	(778.47)	—	(26,128.78)	(1,340.86)	(13,559.72)	—	391,623.93	39,508.96	205,239.75	—

(1)  On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(3)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

Fidelity VIP Investment Grade Bond Portfolio	216,921.96	3,517.28	24,434.43	67,385.47	16,138.11	146.11	418.84	—	11,404.30	262.61	5,975.77	1,631.64	(25,307.04)	(185.79)	(242.83)	(1,535.78)	219,157.33	3,740.21	30,586.21	67,481.33
Fidelity VIP Mid Cap Class 2 Portfolio	83,912.52	3,367.26	7,067.70	—	3,228.29	227.71	86.82	—	511.95	108.36	73.40	—	(7,009.10)	(87.38)	(437.50)	—	80,643.66	3,615.95	6,790.42	—
Fidelity VIP Overseas Portfolio	175,711.70	11,837.62	17,688.48	466,322.54	6,176.59	499.71	164.75	4,222.82	(4,254.71)	(267.82)	(79.72)	(36,465.29)	(13,937.54)	(343.84)	(2,793.28)	(14,690.37)	163,696.04	11,725.67	14,980.23	419,389.70
Fidelity VIP Value Strategies Portfolio	6,027.36	551.76	1,601.58	—	106.40	51.72	49.12	—	332.58	(13.54)	162.84	—	(216.04)	(17.40)	(156.24)	—	6,250.30	572.54	1,657.30	—
Franklin Templeton VIP Foreign Securities	86,128.30	1,355.44	10,710.33	—	3,929.92	71.20	41.69	—	(6,529.65)	(58.75)	(629.62)	—	(9,218.09)	(90.27)	(107.89)	—	74,310.48	1,277.62	10,014.51	—
Franklin Templeton VIP Global Real Estate	50,124.87	—	452.50	—	3,418.38	—	—	—	2,980.54	—	78.98	—	(5,331.11)	—	(0.10)	—	51,192.68	—	531.38	—
Franklin Templeton VIP Mutual Global Discovery Securities	14,531.09	517.42	133.17	—	354.68	23.53	—	—	(1,210.13)	(14.79)	—	—	(3,271.85)	(7.56)	(17.09)	—	10,403.79	518.60	116.08	—
Franklin Templeton VIP Mutual Shares Securities	21,083.78	1,674.67	4,109.28	—	941.78	80.90	18.37	—	78.61	47.82	—	—	(1,395.99)	(25.85)	(25.10)	—	20,708.18	1,777.54	4,102.55	—
Franklin Templeton VIP Small Cap Value	18,611.86	1,227.96	3,047.30	—	781.96	130.19	12.55	—	(314.37)	(13.80)	41.45	—	(455.68)	(32.86)	(152.74)	—	18,623.77	1,311.49	2,948.56	—
Franklin Templeton VIP Small-Midcap Growth II	6,548.60	1,507.14	771.53	—	310.36	66.18	—	—	(25.12)	(94.72)	(21.51)	—	(390.41)	(105.18)	(750.02)	—	6,443.43	1,373.42	—	—
Franklin Templeton VIP US Government	23,361.97	1,733.36	1,658.86	—	1,941.58	72.54	33.70	—	440.57	76.67	835.93	—	(3,158.48)	(88.93)	(369.00)	—	22,585.64	1,793.64	2,159.49	—
Invesco I.O.V.I Conservative Balanced Fund	11,547.26	664.73	—	—	72.67	78.95	—	—	11.64	56.48	—	—	(363.40)	(23.56)	—	—	11,268.17	776.60	—	—
Invesco I.O.V.I Global Strategic Income Fund	33,326.34	2,597.34	488.89	—	1,051.90	153.76	—	—	(2,971.63)	48.97	—	—	(4,062.63)	17.21	(62.72)	—	27,343.98	2,817.28	426.17	—
Invesco I.O.V.I Main Street Small Cap Fund	5,596.35	1,016.98	—	—	173.68	122.63	—	—	(910.96)	25.89	—	—	(2,098.28)	(608.95)	—	—	2,760.79	556.55	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	82,235.63	—	—	165.38	2,807.98	—	—	—	3,426.14	—	—	—	(13,135.65)	—	—	(0.88)	75,334.10	—	—	164.50
Invesco V.I. Health Care Fund	94,087.32	—	4,141.08	5,065.60	2,789.37	—	255.75	—	(9,629.48)	—	(368.30)	—	(10,212.67)	—	(141.96)	(26.41)	77,034.54	—	3,886.57	5,039.19
Invesco V.I. Technology Fund	144,178.72	—	6,534.36	15,634.52	4,175.71	—	588.58	—	(4,018.93)	—	(1,493.39)	—	(14,454.57)	—	(23.57)	(62.09)	129,880.93	—	5,605.98	15,572.43
JP Morgan Insurance Trust Small Cap Core Portfolio (4)	24,029.49	—	5,302.62	—	398.71	—	4.45	—	(23,298.02)	—	(5,218.94)	—	(1,130.18)	—	(88.13)	—	—	—	—	—
LVIP JPMorgan Small Cap Core Fund - Standard Class (4)	—	—	—	—	2,503.43	—	324.50	—	102,335.96	—	24,331.03	—	(5,185.83)	—	(1,072.07)	—	99,653.56	—	23,583.46	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (5)	—	—	—	1,132,436.73	—	—	—	—	—	—	—	(1,125,540.08)	—	—	—	(6,896.65)	—	—	—	—
Morgan Stanley VIF Emerging Markets Equity Portfolio	—	—	—	260,213.63	—	—	—	3,041.35	—	—	—	(8,073.93)	—	—	—	(9,771.38)	—	—	—	245,409.67
Morgan Stanley VIF U.S. Real Estate Portfolio	—	—	—	12,440.79	—	—	—	—	—	—	—	—	—	—	—	(42.93)	—	—	—	12,397.86
Neuberger Berman Trust Mid Cap Growth Class S	29,380.52	—	10,127.77	—	1,304.83	—	40.43	—	546.21	—	295.70	—	(5,332.58)	—	(1,658.47)	—	25,898.98	—	8,805.43	—
Neuberger Berman Trust Mid Cap Growth Portfolio	10,339.97	2,633.86	80.33	—	214.57	170.89	—	—	420.06	(98.85)	—	—	(409.90)	(253.74)	(10.31)	—	10,564.70	2,452.16	70.02	—
Neuberger Berman Trust Short Duration Bond Portfolio	179,629.07	4,479.03	21,945.64	—	7,593.46	186.21	1,456.44	—	7,523.38	166.20	(3,889.65)	—	(21,894.74)	(220.05)	(948.76)	—	172,851.17	4,611.39	18,563.67	—
Neuberger Berman Trust Sustainable Equity Portfolio	43,184.48	480.82	7,860.76	4,662.35	1,266.83	44.40	91.72	123.79	(758.65)	(12.05)	(300.23)	—	(1,539.03)	(27.41)	(258.06)	(19.27)	42,153.63	485.76	7,394.19	4,766.87
T Rowe Price Blue Chip Growth Portfolio	48,776.41	4,245.96	4,012.78	—	1,720.87	262.46	26.21	—	(1,937.80)	(654.72)	15.78	—	(7,237.74)	(549.45)	(492.18)	—	41,321.74	3,304.25	3,562.59	—
T Rowe Price Equity Income Portfolio	120,313.55	4,557.79	19,089.38	—	4,889.45	343.26	777.07	—	5,547.12	237.72	(1,549.00)	—	(14,477.00)	(171.09)	(731.44)	—	116,273.12	4,967.68	17,586.01	—

(4)  On May 1, 2023, the JP Morgan Insurance Trust Fund Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class.

(5)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

T Rowe Price Health Sciences Portfolio	28,528.87	685.52	1,290.13	—	863.32	32.33	37.96	—	762.95	28.67	52.50	—	(2,919.28)	(50.27)	(131.56)	—	27,235.86	696.25	1,249.03	—
T Rowe Price Moderate Allocation	42,955.33	872.42	—	—	1,301.07	33.01	—	—	(209.26)	49.34	—	—	(1,697.40)	(9.37)	—	—	42,349.74	945.40	—	—
Touchstone TVST Balanced	119,840.19	4,690.41	6,619.95	—	3,595.08	265.45	18.08	—	(3,315.44)	(82.82)	2,099.03	—	(7,899.94)	(1,752.21)	(432.32)	—	112,219.89	3,120.83	8,304.74	—
Touchstone TVST Bond	204,785.51	5,205.93	28,557.34	—	9,921.30	268.55	1,379.02	—	10,115.71	324.40	(2,955.16)	—	(23,596.91)	(263.71)	(397.77)	—	201,225.61	5,535.17	26,583.43	—
Touchstone TVST Common Stock	386,199.68	8,802.08	20,170.39	56,323.60	11,956.09	548.76	540.18	543.40	(10,042.68)	(573.87)	248.57	(2,255.30)	(33,649.28)	(252.50)	(2,267.75)	437.78	354,463.81	8,524.47	18,691.39	55,049.48
Touchstone TVST Small Company	173,520.97	7,397.26	21,194.32	12,489.65	6,368.22	387.87	371.41	142.99	(1,388.75)	7.44	381.07	(7.49)	(15,464.77)	(214.83)	(1,969.15)	321.65	163,035.67	7,577.74	19,977.65	12,946.80
Van Eck VIPT Emerging Markets	44,227.15	9,342.09	5,460.53	—	1,745.21	372.62	302.32	—	(549.95)	89.37	(424.18)	—	(4,726.15)	(337.03)	(471.39)	—	40,696.26	9,467.05	4,867.28	—
Van Eck VIPT Global Resources Fund	73,326.13	4,781.47	4,609.80	—	3,655.96	530.48	823.93	—	7,421.08	296.27	(257.37)	—	(8,687.92)	(142.94)	(1,358.69)	—	75,715.25	5,465.28	3,817.67	—
Van Eck VIPT Unconstrained Emerging Markets	72,494.22	2,492.64	9,864.57	—	2,934.42	133.18	570.14	—	(2,004.90)	(71.36)	(2,265.35)	—	(8,635.98)	(112.60)	(213.90)	—	64,787.76	2,441.86	7,955.46	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2022 are set forth below:

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

AB VPS Discovery Value Portfolio Class A (2)	32,079.33	2,791.61	2,708.86	—	1,247.84	146.28	29.75	—	(1,525.74)	(137.61)	(146.05)	—	(2,601.60)	(280.01)	(61.06)	—	29,199.83	2,520.27	2,531.50	—
AB VPS International Value Fund	138,598.64	19,939.70	10,504.25	—	5,074.16	1,123.57	145.41	—	(186.88)	(720.79)	485.92	—	(11,821.67)	(1,356.33)	(264.12)	—	131,664.25	18,986.15	10,871.46	—
AB VPS Relative Value Portfolio (3)	4,607.39	842.88	—	—	148.46	118.65	—	—	79.93	(131.36)	—	—	(221.83)	(25.57)	—	—	4,613.95	804.60	—	—
AB VPS Sustainable International Thematic Portfolio (1)	6,701.81	3,111.73	1,364.13	—	306.38	128.11	46.87	—	670.38	166.55	182.33	—	(250.88)	(325.07)	(15.90)	—	7,427.69	3,081.32	1,577.43	—
Alger Capital Appreciation Fund	48,015.59	1,523.45	1,068.84	9,648.84	1,929.10	132.11	2.26	169.41	3,753.66	80.47	—	(2,089.50)	(2,337.24)	(84.81)	(26.70)	(880.44)	51,361.11	1,651.22	1,044.40	6,848.31
Alger Large Cap Growth Fund	217,716.45	6,144.95	18,170.91	3,249.98	7,747.58	523.31	372.45	15.19	17,448.74	1,034.64	2,928.20	(268.60)	(13,727.60)	(633.49)	(559.36)	(112.87)	229,185.17	7,069.41	20,912.20	2,883.70
Alger Small Cap Growth Fund	178,533.67	435.87	167.98	1,688.59	3,569.35	52.54	3.29	21.73	8,774.32	(14.24)	—	(859.77)	(11,306.56)	(38.08)	(2.30)	(126.38)	179,570.78	436.09	168.97	724.17
Allspring VT Discovery SMID Cap Growth Fund (4)	132,216.33	—	8,290.80	409.51	4,158.44	—	58.79	8.66	5,510.75	—	102.41	—	(6,630.67)	—	(347.51)	(3.16)	135,254.85	—	8,104.49	415.01
Allspring VT Opportunity Fund	51,492.67	—	10,561.71	9,289.00	1,513.25	—	174.84	73.22	(32.67)	—	42.67	(649.11)	(3,562.97)	—	(29.81)	(281.36)	49,410.28	—	10,749.41	8,431.75
American Century VP Disciplined Core Value Fund	105,710.26	—	6,624.81	2,349.87	3,733.94	—	128.52	96.61	(2,410.73)	—	(54.00)	(1,572.28)	(4,497.08)	—	(216.94)	(627.94)	102,536.39	—	6,482.39	246.26
American Century VP Inflation Protection Portfolio	57,617.65	972.69	9,937.19	—	4,008.15	77.67	48.58	—	816.21	781.11	(60.37)	—	(5,436.48)	(57.32)	(163.73)	—	57,005.53	1,774.15	9,761.67	—
American Century VP Inflation Protection Portfolio II	—	—	—	56,601.49	—	—	—	—	—	—	—	—	—	—	—	(638.43)	—	—	—	55,963.06
American Century VP International Portfolio	152,123.09	8,689.60	12,251.58	—	6,835.98	677.85	110.56	—	14,804.58	1,071.11	1,365.07	—	(10,650.67)	(665.78)	(127.13)	—	163,112.98	9,772.78	13,600.08	—
American Century VP Ultra Portfolio	3,487.90	—	929.71	—	131.58	—	—	—	(117.88)	—	34.51	—	(116.07)	—	4.44	—	3,385.53	—	968.66	—
American Century VP Value Portfolio	150,358.53	2,689.16	12,106.94	11,910.26	4,635.63	288.10	131.30	81.83	(9,798.17)	123.62	(1,283.91)	6,418.82	(6,871.16)	(217.13)	(239.97)	(497.75)	138,324.83	2,883.75	10,714.36	17,913.16
BNY Mellon Appreciation Portfolio	18,739.25	—	1,254.35	—	915.00	—	—	—	(185.15)	—	(56.33)	—	(1,049.13)	—	5.90	—	18,419.97	—	1,203.92	—
BNY Mellon Opportunistic Small Cap Portfolio	8,083.89	—	—	—	506.88	—	—	—	(28.29)	—	—	—	(302.75)	—	—	—	8,259.73	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	13,649.75	—	41.41	—	441.06	—	—	—	(519.03)	—	—	—	(687.96)	—	(5.72)	—	12,883.82	—	35.69	—
DWS CROCI® US VIP	19,103.84	—	222.80	—	660.97	—	3.03	—	2.60	—	(20.52)	—	(1,448.32)	—	(0.99)	—	18,319.09	—	204.32	—
DWS Equity 500 Index VIP Fund	—	—	—	22,275.59	—	—	—	1,987.23	—	—	—	(1,404.47)	—	—	—	(458.93)	—	—	—	22,399.42
DWS Small Cap Index Fund	17,069.54	1,417.79	—	4,724.75	372.65	60.34	—	60.55	(1,914.91)	(8.32)	—	638.15	(254.26)	(25.43)	—	(511.44)	15,273.02	1,444.38	—	4,912.01
DWS Small Mid Cap Value Portfolio	62,928.02	5,022.85	5,672.46	—	2,569.40	410.05	68.59	—	(1,801.76)	(671.73)	(381.62)	—	(5,145.89)	(253.32)	(61.27)	—	58,549.77	4,507.85	5,298.16	—
Fidelity VIP Contrafund Class 2 Portfolio	171,589.06	4,125.53	28,852.75	—	5,077.63	164.39	418.46	—	2,086.00	23.76	843.41	—	(14,650.28)	(155.56)	(604.19)	—	164,102.41	4,158.12	29,510.43	—
Fidelity VIP Equity Income Portfolio	100,653.96	459.06	2,473.67	—	2,761.87	30.01	26.23	—	(4,650.00)	(36.17)	(238.94)	—	(5,363.96)	(22.05)	(22.82)	—	93,401.87	430.85	2,238.14	—
Fidelity VIP Government Money Market Portfolio	574,805.74	13,868.08	87,964.97	342,275.43	47,422.28	1,958.40	2,550.43	917.43	61,295.70	7,394.70	(2,326.17)	54,411.60	(173,093.84)	(10,400.64)	(5,192.06)	(284,578.91)	510,429.88	12,820.54	82,997.17	113,025.55
Fidelity VIP Growth Portfolio	120,402.84	519.03	27,460.47	—	2,792.35	46.15	227.71	—	(448.05)	(1.03)	428.92	—	(8,111.91)	(17.96)	(397.14)	—	114,635.23	546.19	27,719.96	—
Fidelity VIP High Income Portfolio	74,246.14	1,227.19	14,732.36	—	3,188.20	61.18	158.38	—	(3,464.69)	(66.78)	(876.74)	—	(4,636.96)	(174.78)	(218.09)	—	69,332.69	1,046.81	13,795.91	—
Fidelity VIP Index 500 II Portfolio	425,930.29	41,413.64	233,574.05	—	10,519.86	695.96	4,413.88	—	(1,248.21)	(147.54)	(428.84)	—	(27,636.63)	(1,580.63)	(22,343.85)	—	407,565.31	40,381.43	215,215.24	—

(2)  On May 1, 2023, AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(3)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(1)  On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

(4)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

Fidelity VIP Investment Grade Bond Portfolio	226,891.90	3,643.06	24,541.17	77,533.80	18,273.45	160.46	1,969.92	1,129.74	(5,642.65)	(119.15)	(1,485.44)	(8,701.81)	(22,600.74)	(167.09)	(591.22)	(2,576.26)	216,921.96	3,517.28	24,434.43	67,385.47
Fidelity VIP Mid Cap Class 2 Portfolio	91,193.89	3,637.72	7,332.95	—	3,136.44	221.00	38.40	—	(5,126.07)	(198.91)	(185.43)	—	(5,291.74)	(292.55)	(118.22)	—	83,912.52	3,367.26	7,067.70	—
Fidelity VIP Overseas Portfolio	176,702.46	11,879.48	17,457.62	451,724.79	4,439.28	550.29	195.99	4,604.49	2,392.67	222.11	635.59	25,367.26	(7,822.71)	(814.26)	(600.72)	(15,374.00)	175,711.70	11,837.62	17,688.48	466,322.54
Fidelity VIP Value Strategies Portfolio	5,915.67	424.59	1,677.49	—	112.48	27.91	—	—	197.34	112.81	—	—	(198.13)	(13.55)	(75.91)	—	6,027.36	551.76	1,601.58	—
Franklin Templeton VIP Foreign Securities	85,370.87	1,393.50	10,460.92	—	6,485.73	79.36	51.95	—	552.20	(3.79)	273.51	—	(6,280.50)	(113.63)	(76.05)	—	86,128.30	1,355.44	10,710.33	—
Franklin Templeton VIP Global Real Estate	48,875.66	—	424.72	—	3,965.23	—	—	—	3,478.01	—	27.65	—	(6,194.03)	—	0.13	—	50,124.87	—	452.50	—
Franklin Templeton VIP Mutual Global Discovery Securities	15,838.47	531.74	147.65	—	432.60	54.99	—	—	(620.18)	(45.33)	—	—	(1,119.80)	(23.98)	(14.48)	—	14,531.09	517.42	133.17	—
Franklin Templeton VIP Mutual Shares Securities	25,802.73	1,715.31	4,108.96	—	952.50	55.12	0.49	—	(817.50)	(52.83)	—	—	(4,853.95)	(42.93)	(0.17)	—	21,083.78	1,674.67	4,109.28	—
Franklin Templeton VIP Small Cap Value	18,364.19	1,332.69	3,163.80	—	707.58	126.27	12.82	—	440.79	(207.86)	(41.67)	—	(900.70)	(23.14)	(87.65)	—	18,611.86	1,227.96	3,047.30	—
Franklin Templeton VIP Small-Midcap Growth II	6,202.95	1,313.26	623.19	—	190.23	123.93	—	—	1,146.35	70.77	145.75	—	(990.93)	(0.82)	2.59	—	6,548.60	1,507.14	771.53	—
Franklin Templeton VIP US Government	31,278.25	1,821.78	1,720.69	—	1,914.72	68.57	38.29	—	(7,172.74)	(84.42)	(82.50)	—	(2,658.26)	(72.57)	(17.62)	—	23,361.97	1,733.36	1,658.86	—
Invesco I.O.V.I Conservative Balanced Fund	11,873.71	641.12	—	—	315.31	73.19	—	—	35.09	(28.45)	—	—	(676.85)	(21.13)	—	—	11,547.26	664.73	—	—
Invesco I.O.V.I Global Strategic Income Fund	35,360.58	2,433.35	542.06	—	1,193.88	223.27	—	—	(83.65)	(25.22)	—	—	(3,144.47)	(34.06)	(53.17)	—	33,326.34	2,597.34	488.89	—
Invesco I.O.V.I Main Street Small Cap Fund	5,559.52	977.58	—	—	176.53	199.33	—	—	29.58	(17.02)	—	—	(169.28)	(142.91)	—	—	5,596.35	1,016.98	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	78,100.18	—	—	732.30	2,754.21	—	—	9.47	4,809.52	—	—	(572.66)	(3,428.28)	—	—	(3.73)	82,235.63	—	—	165.38
Invesco V.I. Health Care Fund	97,041.44	—	4,434.25	5,100.90	3,096.81	—	24.64	—	(1,558.22)	—	(24.68)	—	(4,492.71)	—	(293.13)	(35.30)	94,087.32	—	4,141.08	5,065.60
Invesco V.I. Technology Fund	136,327.98	—	6,508.63	8,205.16	4,447.74	—	123.73	—	12,241.92	—	624.97	7,480.52	(8,838.92)	—	(722.97)	(51.16)	144,178.72	—	6,534.36	15,634.52
JP Morgan Insurance Trust Small Cap Core Portfolio (5)	24,492.49	—	5,339.29	—	978.51	—	94.68	—	(54.42)	—	231.56	—	(1,387.09)	—	(362.91)	—	24,029.49	—	5,302.62	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (6)	—	—	—	1,198,910.18	—	—	—	12,120.24	—	—	—	(38,312.08)	—	—	—	(40,281.61)	—	—	—	1,132,436.73
Morgan Stanley VIF Emerging Markets Equity Portfolio	—	—	—	231,760.92	—	—	—	3,085.42	—	—	—	34,873.80	—	—	—	(9,506.51)	—	—	—	260,213.63
Morgan Stanley VIF U.S. Real Estate Portfolio	—	—	—	12,869.29	—	—	—	—	—	—	—	(387.09)	—	—	—	(41.41)	—	—	—	12,440.79
Neuberger Berman Trust Mid Cap Growth Class S	26,708.58	—	9,761.77	—	1,275.53	—	37.73	—	2,382.62	—	385.82	—	(986.21)	—	(57.55)	—	29,380.52	—	10,127.77	—
Neuberger Berman Trust Mid Cap Growth Portfolio	10,430.77	2,529.12	89.06	—	198.73	261.47	—	—	(28.59)	(106.65)	—	—	(260.94)	(50.08)	(8.73)	—	10,339.97	2,633.86	80.33	—
Neuberger Berman Trust Short Duration Bond Portfolio	209,616.46	6,180.72	24,252.58	—	8,280.78	192.25	372.78	—	(23,030.07)	(435.20)	(2,312.36)	—	(15,238.10)	(1,458.74)	(367.36)	—	179,629.07	4,479.03	21,945.64	—
Neuberger Berman Trust Sustainable Equity Portfolio	43,806.71	486.10	8,034.71	11,572.38	1,377.69	30.66	105.38	122.96	51.25	(6.24)	(116.45)	(6,604.13)	(2,051.17)	(29.70)	(162.88)	(428.86)	43,184.48	480.82	7,860.76	4,662.35
T Rowe Price Blue Chip Growth Portfolio	43,817.69	3,642.91	3,913.77	—	2,003.43	470.90	29.03	—	5,066.78	245.19	125.85	—	(2,111.49)	(113.04)	(55.87)	—	48,776.41	4,245.96	4,012.78	—
T Rowe Price Equity Income Portfolio	144,361.17	5,509.17	21,354.14	—	4,899.91	320.02	276.64	—	(18,779.71)	(600.80)	(2,039.30)	—	(10,167.82)	(670.60)	(502.10)	—	120,313.55	4,557.79	19,089.38	—
T Rowe Price Health Sciences Portfolio	29,770.97	687.62	1,317.39	—	810.77	36.53	29.17	—	(395.57)	(1.72)	3.15	—	(1,657.30)	(36.91)	(59.58)	—	28,528.87	685.52	1,290.13	—

(5)  On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

(6)  On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

T Rowe Price Moderate Allocation	42,245.52	1,024.40	—	—	2,125.55	35.63	—	—	(46.91)	(178.80)	—	—	(1,368.83)	(8.81)	—	—	42,955.33	872.42	—	—
Touchstone TVST Balanced	122,867.19	4,740.40	6,850.95	—	3,705.15	428.01	23.04	—	(28.94)	(346.19)	19.68	—	(6,703.21)	(131.81)	(273.72)	—	119,840.19	4,690.41	6,619.95	—
Touchstone TVST Bond	213,842.41	6,898.75	28,931.78	0.78	12,621.83	250.00	523.73	—	(3,853.92)	(111.89)	(168.30)	—	(17,824.81)	(1,830.93)	(729.87)	(0.78)	204,785.51	5,205.93	28,557.34	—
Touchstone TVST Common Stock	410,235.18	9,446.71	20,958.05	58,137.81	13,418.71	557.44	267.62	567.03	(8,150.35)	(524.25)	(365.11)	(1,328.51)	(29,303.86)	(677.82)	(690.17)	(1,052.73)	386,199.68	8,802.08	20,170.39	56,323.60
Touchstone TVST Small Company	182,722.12	7,778.77	21,857.59	12,551.70	6,687.49	367.53	339.48	176.43	(4,606.23)	(425.22)	(225.41)	(76.41)	(11,282.41)	(323.82)	(777.34)	(162.07)	173,520.97	7,397.26	21,194.32	12,489.65
Van Eck VIPT Emerging Markets	38,595.50	9,122.94	4,146.72	—	1,694.37	355.28	390.08	—	6,816.10	338.88	1,263.32	—	(2,878.82)	(475.01)	(339.59)	—	44,227.15	9,342.09	5,460.53	—
Van Eck VIPT Global Resources Fund	96,318.65	5,436.40	5,449.15	—	3,386.12	369.66	1,809.86	—	(18,360.74)	(546.70)	(1,318.37)	—	(8,017.90)	(477.89)	(1,330.84)	—	73,326.13	4,781.47	4,609.80	—
Van Eck VIPT Unconstrained Emerging Markets	75,835.28	3,844.52	10,086.04	—	3,502.38	301.08	188.59	—	(539.26)	(813.33)	(200.62)	—	(6,304.18)	(839.63)	(209.44)	—	72,494.22	2,492.64	9,864.57	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 are shown below. Information for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
AB VPS Discovery Value Portfolio Class A (d)
2023	$1,788,648	1.07%	28,332.99	2,719.24	1,884.27	—	$53.23	$60.94	$60.94	$—	0.90%	0.32%	—	16.14%	17.18%	17.18%	—
2022	$1,601,006	1.15%	29,199.83	2,520.27	2,531.50	—	$45.83	$52.00	$52.00	$—	0.90%	0.32%	—	(16.38)%	(15.63)%	(15.63)%	—
2021	$2,097,309	0.74%	32,079.33	2,791.61	2,708.86	—	$54.81	$61.63	$61.63	$—	0.90%	0.32%	—	34.74%	35.95%	35.95%	—
2020	$1,914,423	1.13%	39,946.68	3,076.54	3,306.58	—	$40.68	$45.34	$45.34	$—	0.90%	0.32%	—	2.44%	3.37%	3.37%	—
2019	$1,672,020	0.58%	34,901.25	2,602.33	3,921.22	—	$39.71	$43.86	$43.86	$—	0.90%	0.32%	—	19.03%	20.10%	20.10%	—
AB VPS International Value Fund
2023	$2,632,986	0.79%	115,925.10	18,260.33	7,697.24	—	$18.08	$20.70	$20.70	$—	0.90%	0.32%	—	14.12%	15.15%	15.15%	—
2022	$2,622,367	4.83%	131,664.25	18,986.15	10,871.46	—	$15.84	$17.97	$17.97	$—	0.90%	0.32%	—	(14.38)%	(13.61)%	(13.61)%	—
2021	$3,197,713	2.04%	138,598.64	19,939.70	10,504.25	—	$18.50	$20.81	$20.81	$—	0.90%	0.32%	—	10.09%	11.08%	11.08%	—
2020	$2,910,221	2.05%	140,067.50	19,169.94	10,531.55	—	$16.81	$18.73	$18.73	$—	0.90%	0.32%	—	1.55%	2.47%	2.47%	—
2019	$2,613,449	0.94%	123,687.32	17,281.96	13,710.19	—	$16.55	$18.28	$18.28	$—	0.90%	0.32%	—	16.05%	17.17%	17.17%	—
AB VPS Relative Value Portfolio (d) (h)
2023	$80,839	1.48%	4,617.29	776.26	—	—	$14.90	$15.53	$—	$—	0.90%	—	—	11.03%	12.03%	—	—
2022	$73,060	1.42%	4,613.95	804.60	—	—	$13.42	$13.87	$—	$—	0.90%	—	—	(5.04)%	(4.19)%	—	—
2021	$77,298	0.80%	4,607.39	842.88	—	—	$14.13	$14.47	$—	$—	0.90%	—	—	27.01%	28.16%	—	—
2020	$60,884	1.53%	4,547.74	911.55	—	—	$11.12	$11.29	$—	$—	0.90%	—	—	1.80%	2.72%	—	—
2019	$50,509	1.69%	3,928.79	689.38	—	—	$10.93	$10.99	$—	$—	0.90%	—	—	—	—	—	—
AB VPS Sustainable International Thematic Portfolio (e)
2023	$306,860	—	7,379.87	3,130.19	1,620.91	—	$23.94	$27.40	$27.40	$—	0.90%	0.32%	—	11.63%	12.63%	12.63%	—
2022	$272,626	—	7,427.69	3,081.32	1,577.43	—	$21.44	$24.33	$24.33	$—	0.90%	0.32%	—	(28.26)%	(27.61)%	(27.61)%	—
2021	$350,753	—	6,701.81	3,111.73	1,364.13	—	$29.89	$33.61	$33.61	$—	0.90%	0.32%	—	7.28%	8.25%	8.25%	—
2020	$318,951	1.37%	6,799.69	2,791.98	1,379.10	—	$27.86	$31.05	$31.05	$—	0.90%	0.32%	—	28.78%	29.94%	29.94%	—
2019	$254,766	0.55%	7,077.24	2,764.68	1,489.60	—	$21.63	$23.90	$23.90	$—	0.90%	0.32%	—	26.37%	27.51%	27.51%	—
AB VPS Value Fund (h)
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	6.25%	—	—	—	—	$—	$—	$—	$—	—	—	—	13.05%	13.40%	—	—
Alger Capital Appreciation Fund
2023	$3,104,495	—	45,620.93	1,595.10	1,015.43	6,930.58	$59.11	$92.24	$72.70	$26.97	0.90%	0.32%	0.12% or 0.07%	41.86%	43.13%	43.13%	43.00%
2022	$2,428,734	—	51,361.11	1,651.22	1,044.40	6,848.31	$41.67	$64.45	$50.79	$18.86	0.90%	0.32%	0.12% or 0.07%	(37.09)%	(36.52)%	(36.52)%	(36.57)%
2021	$3,707,288	—	48,015.59	1,523.45	1,068.84	9,648.84	$66.23	$101.52	$80.01	$29.74	0.90%	0.32%	0.12% or 0.07%	18.06%	19.13%	19.13%	19.01%
2020	$3,877,394	—	53,338.24	1,270.61	8,223.16	8,987.49	$56.10	$85.22	$67.17	$24.99	0.90%	0.32%	0.12% or 0.07%	40.49%	41.75%	41.75%	41.60%
2019	$3,136,880	—	62,541.02	1,403.21	8,417.63	8,856.58	$39.93	$60.12	$47.38	$17.65	0.90%	0.32%	0.12% or 0.07%	32.40%	33.57%	33.59%	33.39%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
Alger Large Cap Growth Fund
2023	$19,457,737	—	216,163.54	7,109.25	17,988.29	2,802.85	$80.50	$71.23	$45.48	$261.13	0.90%	0.32%	0.12% or 0.07%	31.49%	32.67%	32.67%	32.54%
2022	$15,695,849	—	229,185.17	7,069.41	20,912.20	2,883.70	$61.22	$53.69	$34.28	$197.01	0.90%	0.32%	0.12% or 0.07%	(39.20)%	(38.65)%	(38.65)%	(38.69)%
2021	$24,520,895	—	217,716.45	6,144.95	18,170.91	3,249.98	$100.70	$87.52	$55.88	$321.34	0.90%	0.32%	0.12% or 0.07%	10.84%	11.84%	11.84%	11.71%
2020	$22,995,908	0.17%	225,586.24	6,068.93	20,035.39	3,568.60	$90.85	$78.25	$49.96	$287.66	0.90%	0.32%	0.12% or 0.07%	65.54%	67.03%	67.03%	66.83%
2019	$16,954,059	—	274,138.41	7,807.23	28,910.71	3,938.10	$54.88	$46.85	$29.91	$172.43	0.90%	0.32%	0.12% or 0.07%	26.30%	27.45%	27.45%	27.28%
Alger Small Cap Growth Fund
2023	$7,738,558	—	179,098.18	439.59	169.66	729.83	$42.32	$55.11	$43.87	$174.59	0.90%	0.32%	0.12% or 0.07%	15.46%	16.49%	16.49%	16.38%
2022	$6,717,813	—	179,570.78	436.09	168.97	724.17	$36.66	$47.31	$37.66	$150.01	0.90%	0.32%	0.12% or 0.07%	(38.57)%	(38.01)%	(38.01)%	(38.06)%
2021	$11,104,845	—	178,533.67	435.87	167.98	1,688.59	$59.67	$76.32	$60.76	$242.18	0.90%	0.32%	0.12% or 0.07%	(6.90)%	(6.06)%	(6.06)%	(6.16)%
2020	$12,340,864	1.01%	184,886.90	283.48	167.57	1,774.99	$64.09	$81.25	$64.67	$258.08	0.90%	0.32%	0.12% or 0.07%	65.66%	67.15%	67.15%	66.96%
2019	$8,604,081	—	214,400.41	187.96	167.94	1,902.26	$38.69	$48.61	$38.69	$154.58	0.90%	0.32%	0.12% or 0.07%	28.19%	29.34%	29.32%	29.18%
Allspring VT Discovery SMID Cap Growth Fund (d) (f)
2023	$7,917,939	—	127,538.05	—	7,744.39	423.35	$57.29	$—	$73.62	$96.74	0.90%	0.32%	0.12% or 0.07%	19.07%	—	20.14%	20.06%
2022	$7,037,773	—	135,254.85	—	8,104.49	415.01	$48.11	$—	$61.28	$80.58	0.90%	0.32%	0.12% or 0.07%	(38.40)%	—	(37.85)%	(37.89)%
2021	$11,198,120	—	132,216.33	—	8,290.80	409.51	$78.11	$—	$98.60	$129.74	0.90%	0.32%	0.12% or 0.07%	(5.89)%	—	(5.04)%	(5.11)%
2020	$12,216,707	—	135,943.87	—	8,453.49	408.19	$83.00	$—	$103.83	$136.72	0.90%	0.32%	0.12% or 0.07%	61.20%	—	62.65%	62.49%
2019	$8,268,529	—	148,067.93	—	9,019.50	818.76	$51.49	$—	$63.84	$84.14	0.90%	0.32%	0.12% or 0.07%	37.78%	—	39.02%	38.85%
Allspring VT Opportunity Fund (f)
2023	$5,782,054	—	46,720.61	—	10,816.85	7,767.16	$73.63	$—	$85.03	$183.12	0.90%	0.32%	0.12% or 0.07%	25.37%	—	26.50%	26.41%
2022	$4,845,705	—	49,410.28	—	10,749.41	8,431.75	$58.73	$—	$67.22	$144.86	0.90%	0.32%	0.12% or 0.07%	(21.51)%	—	(20.81)%	(20.84)%
2021	$6,449,225	0.04%	51,492.67	—	10,561.71	9,289.00	$74.82	$—	$84.88	$183.00	0.90%	0.32%	0.12% or 0.07%	23.66%	—	24.78%	24.67%
2020	$5,938,616	0.43%	53,064.74	—	17,485.10	10,481.12	$60.51	$—	$68.02	$146.79	0.90%	0.32%	0.12% or 0.07%	19.92%	—	21.00%	20.88%
2019	$5,512,670	0.27%	63,991.60	—	17,502.34	10,706.36	$50.45	$—	$56.21	$121.44	0.90%	0.32%	0.12% or 0.07%	30.30%	—	31.46%	31.31%
American Century VP Disciplined Core Value Fund (g)
2023	$3,970,350	1.54%	96,048.93	—	6,349.84	249.41	$38.13	$—	$47.42	$28.03	0.90%	0.32%	0.12% or 0.07%	7.69%	—	8.65%	8.52%
2022	$3,919,806	1.84%	102,536.39	—	6,482.39	246.26	$35.41	$—	$43.64	$25.83	0.90%	0.32%	0.12% or 0.07%	(13.51)%	—	(12.74)%	(12.85)%
2021	$4,728,641	1.07%	105,710.26	—	6,624.81	2,349.87	$40.94	$—	$50.01	$29.63	0.90%	0.32%	0.12% or 0.07%	22.55%	—	23.65%	23.52%
2020	$4,165,441	1.99%	113,192.38	—	8,030.63	2,470.39	$33.41	$—	$40.45	$23.99	0.90%	0.32%	0.12% or 0.07%	10.81%	—	11.81%	11.68%
2019	$3,946,599	2.04%	119,711.30	—	7,899.89	2,410.42	$30.15	$—	$36.18	$21.48	0.90%	0.32%	0.12% or 0.07%	22.85%	—	23.93%	23.82%
American Century VP Inflation Protection Portfolio
2023	$1,077,933	3.62%	53,880.64	1,974.22	9,708.91	—	$15.96	$16.79	$19.04	$—	0.90%	0.32%	—	2.68%	3.60%	3.60%	—
2022	$1,094,224	5.30%	57,005.53	1,774.15	9,761.67	—	$15.54	$16.21	$18.38	$—	0.90%	0.32%	—	(13.65)%	(12.88)%	(12.88)%	—
2021	$1,264,886	3.38%	57,617.65	972.69	9,937.19	—	$18.00	$18.60	$21.09	$—	0.90%	0.32%	—	5.66%	6.61%	6.61%	—
2020	$1,114,256	1.62%	52,825.25	948.41	9,995.83	—	$17.04	$17.45	$19.78	$—	0.90%	0.32%	—	8.83%	9.81%	9.81%	—
2019	$1,038,199	2.55%	53,691.03	1,103.69	9,998.43	—	$15.65	$15.89	$18.02	$—	0.90%	0.32%	—	8.19%	9.13%	9.19%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
American Century VP Inflation Protection Portfolio II
2023	$101,643	3.31%	—	—	—	55,313.52	$—	$—	$—	$1.84	—	—	0.12% or 0.07%	—	—	—	3.33%
2022	$99,525	5.16%	—	—	—	55,963.06	$—	$—	$—	$1.78	—	—	0.12% or 0.07%	—	—	—	(13.08)%
2021	$115,805	3.14%	—	—	—	56,601.49	$—	$—	$—	$2.05	—	—	0.12% or 0.07%	—	—	—	6.14%
2020	$109,939	1.36%	—	—	—	57,034.24	$—	$—	$—	$1.93	—	—	0.12% or 0.07%	—	—	—	9.42%
2019	$101,514	2.30%	—	—	—	57,625.95	$—	$—	$—	$1.76	—	—	0.12% or 0.07%	—	—	—	8.74%
American Century VP International Portfolio
2023	$4,750,043	1.39%	155,092.12	10,318.64	12,981.92	—	$25.96	$31.14	$30.97	$—	0.90%	0.32%	—	11.57%	12.57%	12.57%	—
2022	$4,440,226	1.47%	163,112.98	9,772.78	13,600.08	—	$23.27	$27.66	$27.51	$—	0.90%	0.32%	—	(25.42)%	(24.75)%	(24.75)%	—
2021	$5,514,271	0.16%	152,123.09	8,689.60	12,251.58	—	$31.20	$36.76	$36.56	$—	0.90%	0.32%	—	7.78%	8.75%	8.75%	—
2020	$5,006,668	0.48%	149,537.16	8,229.95	11,870.73	—	$28.95	$33.81	$33.62	$—	0.90%	0.32%	—	24.75%	25.88%	25.88%	—
2019	$4,429,490	0.85%	162,845.19	8,515.71	15,787.57	—	$23.21	$26.86	$26.71	$—	0.90%	0.32%	—	27.30%	28.44%	28.40%	—
American Century VP Ultra Portfolio
2023	$239,334	—	2,759.12	—	948.30	—	$61.52	$—	$73.38	$—	0.90%	0.32%	—	42.23%	—	43.51%	—
2022	$195,969	—	3,385.53	—	968.66	—	$43.25	$—	$51.13	$—	0.90%	0.32%	—	(32.98)%	—	(32.38)%	—
2021	$295,396	—	3,487.90	—	929.71	—	$64.54	$—	$75.61	$—	0.90%	0.32%	—	22.06%	—	23.16%	—
2020	$230,457	—	3,263.93	—	942.85	—	$52.87	$—	$61.39	$—	0.90%	0.32%	—	48.52%	—	49.85%	—
2019	$221,266	—	4,838.15	—	1,196.60	—	$35.60	$—	$40.97	$—	0.90%	0.32%	—	33.39%	—	34.59%	—
American Century VP Value Portfolio
2023	$9,165,997	2.37%	131,055.75	2,684.19	11,164.57	16,868.20	$57.71	$47.48	$65.08	$44.39	0.90%	0.32%	0.12% or 0.07%	8.13%	9.10%	9.10%	8.99%
2022	$8,876,856	2.15%	138,324.83	2,883.75	10,714.36	17,913.16	$53.37	$43.52	$59.65	$40.73	0.90%	0.32%	0.12% or 0.07%	(0.35)%	0.54%	0.54%	0.45%
2021	$9,370,958	1.72%	150,358.53	2,689.16	12,106.94	11,910.26	$53.56	$43.29	$59.33	$40.54	0.90%	0.32%	0.12% or 0.07%	23.40%	24.51%	24.51%	24.37%
2020	$8,002,066	2.41%	159,628.16	2,706.64	12,664.35	11,531.82	$43.40	$34.77	$47.65	$32.60	0.90%	0.32%	0.12% or 0.07%	0.07%	0.98%	0.98%	0.86%
2019	$7,866,608	2.08%	158,075.94	2,591.70	10,989.22	12,458.75	$43.37	$34.43	$47.19	$32.32	0.90%	0.32%	0.12% or 0.07%	25.90%	27.05%	27.03%	26.90%
BNY Mellon Appreciation Portfolio (h)
2023	$874,405	0.70%	17,116.86	—	1,171.99	—	$47.23	$—	$56.33	$—	0.90%	0.32%	—	19.89%	—	20.97%	—
2022	$781,647	0.70%	18,419.97	—	1,203.92	—	$39.39	$—	$46.57	$—	0.90%	0.32%	—	(18.79)%	—	(18.06)%	—
2021	$980,294	0.44%	18,739.25	—	1,254.35	—	$48.51	$—	$56.83	$—	0.90%	0.32%	—	26.00%	—	27.13%	—
2020	$821,234	0.79%	19,876.50	—	1,252.75	—	$38.50	$—	$44.70	$—	0.90%	0.32%	—	22.58%	—	23.69%	—
2019	$725,645	1.14%	21,572.46	—	1,331.59	—	$31.41	$—	$36.14	$—	0.90%	0.32%	—	34.91%	—	36.08%	—
BNY Mellon Opportunistic Small Cap Portfolio (h)
2023	$235,305	0.31%	9,041.17	—	—	—	$26.03	$—	$—	$—	0.90%	—	—	8.31%	—	—	—
2022	$198,474	—	8,259.73	—	—	—	$24.03	$—	$—	$—	0.90%	—	—	(17.36)%	—	—	—
2021	$235,062	0.11%	8,083.89	—	—	—	$29.08	$—	$—	$—	0.90%	—	—	15.42%	—	—	—
2020	$240,661	0.61%	9,552.93	—	—	—	$25.19	$—	$—	$—	0.90%	—	—	18.82%	—	—	—
2019	$190,650	—	8,992.07	—	—	—	$21.20	$—	$—	$—	0.90%	—	—	20.67%	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
BNY Mellon Quality Bond Portfolio (g) (h)
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	2.51%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$328,601	1.93%	20,780.13	—	177.58	—	$15.66	$—	$18.02	$—	0.90%	0.32%	—	7.11%	—	8.04%	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (h)
2023	$373,358	0.72%	12,319.82	—	30.96	—	$30.21	$—	$37.16	$—	0.90%	0.32%	—	22.72%	—	23.82%	—
2022	$318,253	0.55%	12,883.82	—	35.69	—	$24.62	$—	$30.01	$—	0.90%	0.32%	—	(23.56)%	—	(22.87)%	—
2021	$441,218	0.74%	13,649.75	—	41.41	—	$32.21	$—	$38.91	$—	0.90%	0.32%	—	25.86%	—	27.00%	—
2020	$360,352	1.08%	13,945.19	—	115.00	—	$25.59	$—	$30.64	$—	0.90%	0.32%	—	23.03%	—	24.14%	—
2019	$307,386	1.43%	14,568.95	—	177.83	—	$20.80	$—	$24.68	$—	0.90%	0.32%	—	33.15%	—	34.34%	—
DWS CROCI® US VIP
2023	$363,681	1.34%	17,714.07	—	203.34	—	$20.25	$—	$24.16	$—	0.90%	0.32%	—	19.30%	—	20.37%	—
2022	$315,103	1.54%	18,319.09	—	204.32	—	$16.98	$—	$20.07	$—	0.90%	0.32%	—	(16.42)%	—	(15.67)%	—
2021	$393,347	1.56%	19,103.84	—	222.80	—	$20.31	$—	$23.80	$—	0.90%	0.32%	—	25.14%	—	26.27%	—
2020	$310,990	2.15%	18,953.23	—	178.00	—	$16.23	$—	$18.85	$—	0.90%	0.32%	—	(13.20)%	—	(12.41)%	—
2019	$350,477	1.53%	18,546.26	—	171.33	—	$18.70	$—	$21.52	$—	0.90%	0.32%	—	31.31%	—	32.51%	—
DWS Equity 500 Index VIP Fund
2023	$1,619,615	1.29%	—	—	—	23,065.50	$—	$—	$—	$70.22	—	—	0.12% or 0.07%	—	—	—	25.91%
2022	$1,249,147	1.29%	—	—	—	22,399.42	$—	$—	$—	$55.77	—	—	0.12% or 0.07%	—	—	—	(18.35)%
2021	$1,521,352	1.44%	—	—	—	22,275.59	$—	$—	$—	$68.30	—	—	0.12% or 0.07%	—	—	—	28.25%
2020	$1,271,090	1.67%	—	—	—	23,868.62	$—	$—	$—	$53.25	—	—	0.12% or 0.07%	—	—	—	17.95%
2019	$1,090,837	1.96%	—	—	—	24,161.61	$—	$—	$—	$45.15	—	—	0.12% or 0.07%	—	—	—	31.01%
DWS Small Cap Index Fund
2023	$1,039,269	1.10%	15,264.55	1,535.97	—	4,812.84	$44.40	$50.83	$—	$58.90	0.90%	—	0.12% or 0.07%	15.72%	16.76%	—	16.68%
2022	$896,828	0.95%	15,273.02	1,444.38	—	4,912.01	$38.37	$43.53	$—	$50.48	0.90%	—	0.12% or 0.07%	(21.34)%	(20.64)%	—	(20.67)%
2021	$1,211,037	0.82%	17,069.54	1,417.79	—	4,724.75	$48.78	$54.85	$—	$63.63	0.90%	—	0.12% or 0.07%	13.48%	14.50%	—	14.40%
2020	$1,107,413	1.09%	17,273.57	1,424.29	—	5,334.12	$42.98	$47.90	$—	$55.62	0.90%	—	0.12% or 0.07%	18.36%	19.43%	—	19.30%
2019	$896,362	1.02%	16,355.56	1,398.59	—	5,282.83	$36.32	$40.11	$—	$46.62	0.90%	—	0.12% or 0.07%	24.11%	25.23%	—	25.06%
DWS Small Mid Cap Value Portfolio
2023	$2,467,672	0.77%	58,876.08	4,603.77	4,999.07	—	$35.17	$40.70	$41.95	$—	0.90%	0.32%	—	13.57%	14.59%	14.59%	—
2022	$2,167,179	0.49%	58,549.77	4,507.85	5,298.16	—	$30.97	$35.52	$36.61	$—	0.90%	0.32%	—	(16.89)%	(16.14)%	(16.14)%	—
2021	$2,804,942	0.87%	62,928.02	5,022.85	5,672.46	—	$37.26	$42.36	$43.65	$—	0.90%	0.32%	—	28.88%	30.04%	30.04%	—
2020	$2,423,788	1.07%	70,335.92	5,534.73	6,261.57	—	$28.91	$32.57	$33.57	$—	0.90%	0.32%	—	(1.99)%	(1.11)%	(1.11)%	—
2019	$2,200,351	0.35%	61,219.24	4,140.56	7,608.33	—	$29.50	$32.94	$33.94	$—	0.90%	0.32%	—	19.90%	21.00%	20.97%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
Fidelity VIP Contrafund Class 2 Portfolio
2023	$19,669,387	0.47%	153,690.27	4,189.57	27,623.84	—	$108.48	$72.22	$97.57	$—	0.90%	0.32%	—	32.27%	33.45%	33.45%	—
2022	$15,841,171	0.53%	164,102.41	4,158.12	29,510.43	—	$82.01	$54.12	$73.11	$—	0.90%	0.32%	—	(26.97)%	(26.31)%	(26.31)%	—
2021	$22,435,122	0.06%	171,589.06	4,125.53	28,852.75	—	$112.30	$73.44	$99.22	$—	0.90%	0.32%	—	26.70%	27.83%	27.83%	—
2020	$19,011,870	0.25%	185,511.03	4,233.10	29,961.00	—	$88.64	$57.45	$77.61	$—	0.90%	0.32%	—	29.40%	30.57%	30.57%	—
2019	$15,768,166	0.45%	199,721.05	4,582.41	31,723.37	—	$68.50	$44.00	$59.44	$—	0.90%	0.32%	—	30.40%	31.58%	31.57%	—
Fidelity VIP Equity Income Portfolio
2023	$12,014,477	1.88%	88,047.56	441.67	1,112.00	—	$135.61	$52.77	$45.95	$—	0.90%	0.32%	—	9.66%	10.65%	10.65%	—
2022	$11,663,477	1.94%	93,401.87	430.85	2,238.14	—	$123.66	$47.69	$41.53	$—	0.90%	0.32%	—	(5.80)%	(4.96)%	(4.96)%	—
2021	$13,344,788	1.89%	100,653.96	459.06	2,473.67	—	$131.28	$50.18	$43.69	$—	0.90%	0.32%	—	23.78%	24.89%	24.89%	—
2020	$11,467,659	1.88%	106,668.55	470.11	3,880.68	—	$106.06	$40.18	$34.98	$—	0.90%	0.32%	—	5.74%	6.69%	6.69%	—
2019	$10,750,592	1.97%	105,801.06	483.81	3,675.37	—	$100.30	$37.66	$32.79	$—	0.90%	0.32%	—	26.31%	27.44%	27.44%	—
Fidelity VIP Government Money Market Portfolio
2023	$11,453,121	4.60%	521,128.80	13,074.79	81,922.12	1,999,035.90	$13.68	$11.12	$15.73	$1.45	0.90%	0.32%	0.12% or 0.07%	3.86%	4.79%	4.79%	4.82%
2022	$8,261,219	1.29%	510,429.88	12,820.54	82,997.17	113,025.55	$13.17	$10.61	$15.01	$1.38	0.90%	0.32%	0.12% or 0.07%	0.46%	1.36%	1.36%	1.24%
2021	$9,450,899	0.01%	574,805.74	13,868.08	87,964.97	342,275.43	$13.11	$10.47	$14.81	$1.36	0.90%	0.32%	0.12% or 0.07%	(0.88)%	0.01%	0.01%	(0.10)%
2020	$8,448,518	0.26%	517,991.30	10,437.87	81,379.14	206,752.01	$13.23	$10.46	$14.80	$1.36	0.90%	0.32%	0.12% or 0.07%	(0.62)%	0.28%	0.28%	0.16%
2019	$7,627,848	1.86%	468,002.96	8,531.77	56,406.71	349,963.65	$13.31	$10.44	$14.76	$1.36	0.90%	0.32%	0.12% or 0.07%	1.00%	1.91%	1.89%	1.59%
Fidelity VIP Growth Portfolio
2023	$28,669,774	0.13%	106,456.45	534.57	27,860.81	—	$245.87	$98.96	$87.65	$—	0.90%	0.32%	—	35.03%	36.24%	36.24%	—
2022	$22,697,440	0.64%	114,635.23	546.19	27,719.96	—	$182.09	$72.64	$64.34	$—	0.90%	0.32%	—	(25.13)%	(24.46)%	(24.46)%	—
2021	$31,671,834	—	120,402.84	519.03	27,460.47	—	$243.21	$96.16	$85.17	$—	0.90%	0.32%	—	22.12%	23.21%	23.21%	—
2020	$27,536,411	0.08%	125,979.07	511.63	34,810.62	—	$199.16	$78.04	$69.12	$—	0.90%	0.32%	—	42.61%	43.89%	43.89%	—
2019	$21,323,228	0.25%	139,844.99	535.74	36,714.44	—	$139.66	$54.24	$48.04	$—	0.90%	0.32%	—	33.12%	34.31%	34.33%	—
Fidelity VIP High Income Portfolio
2023	$4,365,975	5.66%	65,879.90	1,053.49	18,756.93	—	$58.83	$29.65	$24.46	$—	0.90%	0.32%	—	9.49%	10.48%	10.48%	—
2022	$4,058,952	5.19%	69,332.69	1,046.81	13,795.91	—	$53.73	$26.84	$22.14	$—	0.90%	0.32%	—	(12.16)%	(11.37)%	(11.37)%	—
2021	$4,947,101	5.36%	74,246.14	1,227.19	14,732.36	—	$61.17	$30.28	$24.98	$—	0.90%	0.32%	—	3.48%	4.41%	4.41%	—
2020	$4,556,226	5.21%	71,103.99	1,142.36	13,361.82	—	$59.12	$29.01	$23.92	$—	0.90%	0.32%	—	1.83%	2.75%	2.75%	—
2019	$4,664,180	5.13%	74,660.39	1,177.20	12,732.79	—	$58.06	$28.23	$23.28	$—	0.90%	0.32%	—	14.08%	15.08%	15.09%	—
Fidelity VIP Index 500 II Portfolio
2023	$72,775,026	1.43%	391,623.93	39,508.96	205,239.75	—	$143.82	$71.03	$66.49	$—	0.90%	0.32%	—	25.07%	26.19%	26.19%	—
2022	$60,477,492	1.53%	407,565.31	40,381.43	215,215.24	—	$114.99	$56.29	$52.69	$—	0.90%	0.32%	—	(18.94)%	(18.21)%	(18.21)%	—
2021	$78,318,438	1.24%	425,930.29	41,413.64	233,574.05	—	$141.86	$68.82	$64.42	$—	0.90%	0.32%	—	27.43%	28.58%	28.58%	—
2020	$64,080,229	1.78%	449,733.86	39,738.96	237,275.46	—	$111.32	$53.53	$50.10	$—	0.90%	0.32%	—	17.18%	18.24%	18.24%	—
2019	$56,669,253	1.92%	465,475.13	38,638.51	252,526.76	—	$95.00	$45.27	$42.37	$—	0.90%	0.32%	—	30.17%	31.33%	31.35%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
Fidelity VIP Investment Grade Bond Portfolio
2023	$5,554,945	2.65%	219,157.33	3,740.21	30,586.21	67,481.33	$20.58	$18.15	$25.31	$3.00	0.90%	0.32%	0.12% or 0.07%	5.26%	6.20%	6.20%	6.13%
2022	$5,074,342	2.29%	216,921.96	3,517.28	24,434.43	67,385.47	$19.55	$17.09	$23.83	$2.83	0.90%	0.32%	0.12% or 0.07%	(13.73)%	(12.96)%	(12.96)%	(12.98)%
2021	$6,138,071	2.05%	226,891.90	3,643.06	24,541.17	77,533.80	$22.67	$19.63	$27.38	$3.25	0.90%	0.32%	0.12% or 0.07%	(1.49)%	(0.61)%	(0.61)%	(0.70)%
2020	$5,857,619	2.22%	209,615.65	3,225.37	23,582.41	98,171.61	$23.01	$19.75	$27.55	$3.27	0.90%	0.32%	0.12% or 0.07%	8.42%	9.39%	9.39%	9.26%
2019	$6,247,789	2.75%	250,671.22	3,185.93	22,651.11	100,143.02	$21.22	$18.06	$25.18	$2.99	0.90%	0.32%	0.12% or 0.07%	8.67%	9.63%	9.68%	9.67%
Fidelity VIP Mid Cap Class 2 Portfolio
2023	$4,946,443	0.59%	80,643.66	3,615.95	6,790.42	—	$53.39	$57.59	$63.68	$—	0.90%	0.32%	—	14.05%	15.08%	15.08%	—
2022	$4,487,918	0.52%	83,912.52	3,367.26	7,067.70	—	$46.81	$50.05	$55.34	$—	0.90%	0.32%	—	(15.50)%	(14.74)%	(14.74)%	—
2021	$5,741,918	0.60%	91,193.89	3,637.72	7,332.95	—	$55.40	$58.70	$64.91	$—	0.90%	0.32%	—	24.48%	25.60%	25.60%	—
2020	$5,147,338	0.67%	102,862.23	3,802.20	7,577.38	—	$44.51	$46.74	$51.68	$—	0.90%	0.32%	—	17.13%	18.19%	18.19%	—
2019	$4,609,474	0.86%	106,394.60	3,895.22	9,440.67	—	$38.00	$39.54	$43.73	$—	0.90%	0.32%	—	22.33%	23.46%	23.45%	—
Fidelity VIP Overseas Portfolio
2023	$12,089,547	1.02%	163,696.04	11,725.67	14,980.23	419,389.70	$54.86	$32.20	$28.68	$5.49	0.90%	0.32%	0.12% or 0.07%	19.43%	20.51%	20.51%	20.42%
2022	$10,933,787	1.15%	175,711.70	11,837.62	17,688.48	466,322.54	$45.93	$26.72	$23.80	$4.56	0.90%	0.32%	0.12% or 0.07%	(25.16)%	(24.48)%	(24.48)%	(24.52)%
2021	$14,543,264	0.52%	176,702.46	11,879.48	17,457.62	451,724.79	$61.37	$35.38	$31.52	$6.04	0.90%	0.32%	0.12% or 0.07%	18.63%	19.70%	19.70%	19.60%
2020	$12,950,948	0.45%	186,609.55	12,083.91	17,793.38	489,415.23	$51.73	$29.56	$26.33	$5.05	0.90%	0.32%	0.12% or 0.07%	14.58%	15.61%	15.61%	15.49%
2019	$12,015,903	1.68%	199,726.11	12,926.09	18,557.45	513,499.38	$45.15	$25.57	$22.78	$4.37	0.90%	0.32%	0.12% or 0.07%	26.61%	27.77%	27.74%	27.46%
Fidelity VIP Value Strategies Portfolio
2023	$604,477	1.20%	6,250.30	572.54	1,657.30	—	$68.67	$78.61	$78.61	$—	0.90%	0.32%	—	19.77%	20.85%	20.85%	—
2022	$485,620	1.19%	6,027.36	551.76	1,601.58	—	$57.33	$65.05	$65.05	$—	0.90%	0.32%	—	(7.85)%	(7.03)%	(7.03)%	—
2021	$515,126	1.58%	5,915.67	424.59	1,677.49	—	$62.22	$69.96	$69.96	$—	0.90%	0.32%	—	32.41%	33.60%	33.60%	—
2020	$397,058	1.34%	6,061.94	465.53	1,677.24	—	$46.99	$52.37	$52.37	$—	0.90%	0.32%	—	7.29%	8.26%	8.26%	—
2019	$364,665	1.63%	6,113.93	538.27	1,464.80	—	$43.80	$48.37	$48.37	$—	0.90%	0.32%	—	33.32%	34.52%	34.52%	—
Franklin Templeton VIP Foreign Securities
2023	$1,729,912	3.16%	74,310.48	1,277.62	10,014.51	—	$19.71	$23.13	$23.51	$—	0.90%	0.32%	—	19.68%	20.76%	20.76%	—
2022	$1,653,132	3.14%	86,128.30	1,355.44	10,710.33	—	$16.47	$19.15	$19.47	$—	0.90%	0.32%	—	(8.43)%	(7.61)%	(7.61)%	—
2021	$1,784,915	1.81%	85,370.87	1,393.50	10,460.92	—	$17.99	$20.73	$21.07	$—	0.90%	0.32%	—	3.23%	4.16%	4.16%	—
2020	$1,750,766	3.37%	87,349.48	1,314.73	10,013.20	—	$17.42	$19.90	$20.23	$—	0.90%	0.32%	—	(2.04)%	(1.16)%	(1.16)%	—
2019	$1,806,079	1.65%	89,308.67	1,189.91	9,455.06	—	$17.79	$20.14	$20.47	$—	0.90%	0.32%	—	11.52%	12.56%	12.54%	—
Franklin Templeton VIP Global Real Estate
2023	$953,628	2.82%	51,192.68	—	531.38	—	$18.40	$—	$21.95	$—	0.90%	0.32%	—	10.44%	—	11.43%	—
2022	$844,038	2.48%	50,124.87	—	452.50	—	$16.66	$—	$19.70	$—	0.90%	0.32%	—	(26.72)%	—	(26.06)%	—
2021	$1,122,532	0.89%	48,875.66	—	424.72	—	$22.74	$—	$26.64	$—	0.90%	0.32%	—	25.66%	—	26.79%	—
2020	$971,161	3.30%	53,199.74	—	410.24	—	$18.09	$—	$21.01	$—	0.90%	0.32%	—	(6.23)%	—	(5.39)%	—
2019	$1,000,797	2.57%	51,445.62	—	365.43	—	$19.30	$—	$22.21	$—	0.90%	0.32%	—	21.28%	—	22.35%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
Franklin Templeton VIP Mutual Global Discovery Securities
2023	$351,880	2.68%	10,403.79	518.60	116.08	—	$31.61	$36.19	$36.19	$—	0.90%	0.32%	—	19.48%	20.55%	20.55%	—
2022	$404,030	1.69%	14,531.09	517.42	133.17	—	$26.46	$30.02	$30.02	$—	0.90%	0.32%	—	(5.37)%	(4.52)%	(4.52)%	—
2021	$464,242	2.73%	15,838.47	531.74	147.65	—	$27.96	$31.44	$31.44	$—	0.90%	0.32%	—	18.37%	19.43%	19.43%	—
2020	$440,381	2.80%	17,744.82	648.00	157.20	—	$23.62	$26.33	$26.33	$—	0.90%	0.32%	—	(5.08)%	(4.22)%	(4.22)%	—
2019	$401,528	1.83%	15,244.97	637.44	167.96	—	$24.89	$27.49	$27.49	$—	0.90%	0.32%	—	23.57%	24.71%	24.71%	—
Franklin Templeton VIP Mutual Shares Securities
2023	$760,183	1.90%	20,708.18	1,777.54	4,102.55	—	$27.25	$35.16	$32.50	$—	0.90%	0.32%	—	12.45%	13.46%	13.46%	—
2022	$680,549	1.97%	21,083.78	1,674.67	4,109.28	—	$24.23	$30.99	$28.65	$—	0.90%	0.32%	—	(8.26)%	(7.43)%	(7.43)%	—
2021	$866,135	2.72%	25,802.73	1,715.31	4,108.96	—	$26.41	$33.48	$30.95	$—	0.90%	0.32%	—	18.11%	19.17%	19.17%	—
2020	$846,116	3.01%	30,849.83	1,765.67	4,103.62	—	$22.36	$28.09	$25.97	$—	0.90%	0.32%	—	(5.89)%	(5.04)%	(5.04)%	—
2019	$863,080	1.81%	29,653.07	1,566.30	4,096.49	—	$23.77	$29.58	$27.35	$—	0.90%	0.32%	—	21.50%	22.55%	22.59%	—
Franklin Templeton VIP Small Cap Value
2023	$1,020,443	0.51%	18,623.77	1,311.49	2,948.56	—	$42.91	$53.72	$51.18	$—	0.90%	0.32%	—	11.74%	12.75%	12.75%	—
2022	$911,493	1.04%	18,611.86	1,227.96	3,047.30	—	$38.40	$47.65	$45.39	$—	0.90%	0.32%	—	(10.87)%	(10.06)%	(10.06)%	—
2021	$1,021,396	0.97%	18,364.19	1,332.69	3,163.80	—	$43.08	$52.98	$50.47	$—	0.90%	0.32%	—	24.25%	25.37%	25.37%	—
2020	$905,263	1.53%	20,507.97	1,489.12	3,261.09	—	$34.67	$42.26	$40.26	$—	0.90%	0.32%	—	4.25%	5.19%	5.19%	—
2019	$835,264	1.04%	19,805.09	1,313.77	3,234.43	—	$33.26	$40.18	$38.27	$—	0.90%	0.32%	—	25.22%	26.34%	26.36%	—
Franklin Templeton VIP Small-Midcap Growth II
2023	$360,931	—	6,443.43	1,373.42	—	—	$42.54	$63.23	$—	$—	0.90%	—	—	25.61%	26.74%	—	—
2022	$327,849	—	6,548.60	1,507.14	771.53	—	$33.87	$49.89	$40.04	$—	0.90%	0.32%	—	(34.28)%	(33.69)%	(33.69)%	—
2021	$456,078	—	6,202.95	1,313.26	623.19	—	$51.53	$75.24	$60.38	$—	0.90%	0.32%	—	9.03%	10.01%	10.01%	—
2020	$423,898	—	6,098.98	1,516.77	581.57	—	$47.26	$68.39	$54.88	$—	0.90%	0.32%	—	53.71%	55.09%	55.09%	—
2019	$332,519	—	7,397.50	1,779.33	751.63	—	$30.75	$44.09	$35.39	$—	0.90%	0.32%	—	30.24%	31.43%	31.45%	—
Franklin Templeton VIP US Government
2023	$308,637	2.92%	22,585.64	1,793.64	2,159.49	—	$11.38	$13.03	$13.03	$—	0.90%	0.32%	—	3.83%	4.76%	4.76%	—
2022	$298,356	2.64%	23,361.97	1,733.36	1,658.86	—	$10.96	$12.44	$12.44	$—	0.90%	0.32%	—	(10.31)%	(9.50)%	(9.50)%	—
2021	$431,060	2.68%	31,278.25	1,821.78	1,720.69	—	$12.22	$13.75	$13.75	$—	0.90%	0.32%	—	(2.49)%	(1.62)%	(1.62)%	—
2020	$397,176	3.52%	27,801.70	1,908.06	1,571.79	—	$12.54	$13.97	$13.97	$—	0.90%	0.32%	—	3.15%	4.08%	4.08%	—
2019	$422,681	3.04%	31,053.37	1,958.51	1,413.22	—	$12.15	$13.42	$13.42	$—	0.90%	0.32%	—	4.50%	5.45%	5.45%	—
Invesco I.O.V.I Conservative Balanced Fund (h)
2023	$147,189	1.75%	11,268.17	776.60	—	—	$12.19	$12.70	$—	$—	0.90%	—	—	11.31%	12.31%	—	—
2022	$133,947	1.18%	11,547.26	664.73	—	—	$10.95	$11.31	$—	$—	0.90%	—	—	(17.76)%	(17.02)%	—	—
2021	$166,812	1.31%	11,873.71	641.12	—	—	$13.31	$13.63	$—	$—	0.90%	—	—	9.32%	10.30%	—	—
2020	$134,248	1.89%	10,484.65	530.89	—	—	$12.18	$12.36	$—	$—	0.90%	—	—	13.56%	14.59%	—	—
2019	$117,073	61.27%	10,437.84	476.44	—	—	$10.72	$10.78	$—	$—	0.90%	—	—	—	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
Invesco I.O.V.I Global Strategic Income Fund (h)
2023	$295,745	—	27,343.98	2,817.28	426.17	—	$9.63	$10.03	$10.03	$—	0.90%	0.32%	—	7.63%	8.60%	8.60%	—
2022	$326,550	—	33,326.34	2,597.34	488.89	—	$8.94	$9.24	$9.24	$—	0.90%	0.32%	—	(12.50)%	(11.71)%	(11.71)%	—
2021	$392,541	4.26%	35,360.58	2,433.35	542.06	—	$10.22	$10.46	$10.46	$—	0.90%	0.32%	—	(4.42)%	(3.56)%	(3.56)%	—
2020	$369,961	5.45%	31,848.10	2,131.77	577.11	—	$10.69	$10.85	$10.85	$—	0.90%	0.32%	—	2.07%	2.99%	2.99%	—
2019	$388,973	4.36%	33,614.93	2,876.90	616.62	—	$10.48	$10.53	$10.53	$—	0.90%	0.32%	—	—	—	—	—
Invesco I.O.V.I Main Street Small Cap Fund (h)
2023	$52,573	0.83%	2,760.79	556.55	—	—	$15.74	$16.40	$—	$—	0.90%	—	—	16.77%	17.82%	—	—
2022	$89,574	0.27%	5,596.35	1,016.98	—	—	$13.48	$13.92	$—	$—	0.90%	—	—	(16.79)%	(16.04)%	—	—
2021	$106,247	0.18%	5,559.52	977.58	—	—	$16.20	$16.58	$—	$—	0.90%	—	—	21.17%	22.26%	—	—
2020	$121,604	0.38%	8,161.01	923.73	—	—	$13.37	$13.56	$—	$—	0.90%	—	—	18.57%	19.64%	—	—
2019	$104,995	—	8,507.30	802.26	—	—	$11.27	$11.33	$—	$—	0.90%	—	—	—	—	—	—
Invesco V.I. Discovery Mid Cap Growth Fund (g)
2023	$991,198	—	75,334.10	—	—	164.50	$13.13	$—	$—	$13.51	0.90%	—	0.12% or 0.07%	12.15%	—	—	13.02%
2022	$964,638	—	82,235.63	—	—	165.38	$11.71	$—	$—	$11.95	0.90%	—	0.12% or 0.07%	(31.60)%	—	—	(31.06)%
2021	$1,349,258	—	78,100.18	—	—	732.30	$17.11	$—	$—	$17.34	0.90%	—	0.12% or 0.07%	18.04%	—	—	18.96%
2020	$1,158,501	—	79,290.22	—	—	611.98	$14.50	$—	$—	$14.57	0.90%	—	0.12% or 0.07%	47.34%	—	—	48.11%
2019	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund
2023	$2,719,056	—	77,034.54	—	3,886.57	5,039.19	$32.76	$—	$40.30	$7.63	0.90%	0.32%	0.12% or 0.07%	2.11%	—	3.02%	2.95%
2022	$3,218,662	—	94,087.32	—	4,141.08	5,065.60	$32.09	$—	$39.11	$7.41	0.90%	0.32%	0.12% or 0.07%	(14.09)%	—	(13.32)%	(13.32)%
2021	$3,868,295	0.21%	97,041.44	—	4,434.25	5,100.90	$37.35	$—	$45.12	$8.55	0.90%	0.32%	0.12% or 0.07%	11.30%	—	12.30%	12.16%
2020	$3,506,795	0.32%	96,457.91	—	5,735.20	5,149.35	$33.56	$—	$40.18	$7.62	0.90%	0.32%	0.12% or 0.07%	13.44%	—	14.46%	14.32%
2019	$3,222,383	0.04%	101,810.65	—	5,002.79	5,208.41	$29.58	$—	$35.11	$6.67	0.90%	0.32%	0.12% or 0.07%	31.31%	—	32.52%	32.29%
Invesco V.I. Mid Cap Growth Fund (g)
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$20.37	$—	$21.89	$21.51	0.90%	0.32%	0.12% or 0.07%	(5.79)%	—	(5.50)%	(6.28)%
2019	$1,021,488	—	46,835.41	—	106.92	274.93	$21.62	$—	$23.16	$22.95	0.90%	0.32%	0.12% or 0.07%	33.14%	—	34.36%	34.22%
Invesco V.I. Technology Fund
2023	$2,753,970	—	129,880.93	—	5,605.98	15,572.43	$19.40	$—	$23.86	$6.44	0.90%	0.32%	0.12% or 0.07%	45.64%	—	46.94%	46.84%
2022	$2,095,411	—	144,178.72	—	6,534.36	15,634.52	$13.32	$—	$16.24	$4.39	0.90%	0.32%	0.12% or 0.07%	(40.48)%	—	(39.95)%	(39.95)%
2021	$3,287,471	—	136,327.98	—	6,508.63	8,205.16	$22.38	$—	$27.04	$7.31	0.90%	0.32%	0.12% or 0.07%	13.39%	—	14.41%	14.27%
2020	$3,248,431	—	154,134.31	—	6,478.98	8,233.73	$19.74	$—	$23.64	$6.39	0.90%	0.32%	0.12% or 0.07%	44.81%	—	46.11%	45.94%
2019	$2,636,967	—	184,271.93	—	5,486.82	8,273.61	$13.63	$—	$16.18	$4.38	0.90%	0.32%	0.12% or 0.07%	34.70%	—	35.83%	35.66%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
JP Morgan Insurance Trust Small Cap Core Portfolio (d)
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$1,287,309	0.47%	24,029.49	—	5,302.62	—	$43.59	$—	$45.23	$—	0.90%	0.32%	—	(20.07)%	—	(19.35)%	—
2021	$1,635,186	0.50%	24,492.49	—	5,339.29	—	$54.54	$—	$56.08	$—	0.90%	0.32%	—	20.30%	—	21.38%	—
2020	$1,546,420	0.98%	27,857.74	—	6,136.85	—	$45.33	$—	$46.20	$—	0.90%	0.32%	—	12.67%	—	13.69%	—
2019	$1,381,429	0.40%	28,006.19	—	5,923.05	251.63	$40.24	$—	$40.64	$55.09	0.90%	0.32%	0.12% or 0.07%	23.46%	—	24.59%	24.44%
LVIP JPMorgan Small Cap Core Fund - Standard Class (d)														—	—	—	—
2023	$1,403,651	1.08%	99,653.56	—	23,583.46	—	$11.38	$—	$11.45	$—	0.90%	0.32%	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (d)														—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$2,641,117	4.09%	—	—	—	1,132,436.73	$—	$—	$—	$2.33	—	—	0.12% or 0.07%	—	—	—	(14.38)%
2021	$3,265,750	3.83%	—	—	—	1,198,910.18	$—	$—	$—	$2.72	—	—	0.12% or 0.07%	—	—	—	(0.40)%
2020	$2,796,715	2.92%	—	—	—	1,022,592.12	$—	$—	$—	$2.73	—	—	0.12% or 0.07%	—	—	—	7.69%
2019	$2,536,893	4.03%	—	—	—	998,898.43	$—	$—	$—	$2.54	—	—	0.12% or 0.07%	—	—	—	10.90%
Morgan Stanley VIF Emerging Markets Equity Portfolio														—	—	—	—
2023	$813,109	1.54%	—	—	—	245,409.67	$—	$—	$—	$3.31	—	—	0.12% or 0.07%	—	—	—	11.89%
2022	$770,509	0.43%	—	—	—	260,213.63	$—	$—	$—	$2.96	—	—	0.12% or 0.07%	—	—	—	(25.13)%
2021	$916,563	0.80%	—	—	—	231,760.92	$—	$—	$—	$3.95	—	—	0.12% or 0.07%	—	—	—	2.91%
2020	$930,767	1.37%	—	—	—	242,194.01	$—	$—	$—	$3.84	—	—	0.12% or 0.07%	—	—	—	14.32%
2019	$829,576	0.99%	—	—	—	246,777.76	$—	$—	$—	$3.36	—	—	0.12% or 0.07%	—	—	—	19.63%
Morgan Stanley Investment Funds US Real Estate Portfolio														—	—	—	—
2023	$77,305	2.21%	—	—	—	12,397.86	$—	$—	$—	$6.24	—	—	0.12% or 0.07%	—	—	—	14.44%
2022	$67,786	1.29%	—	—	—	12,440.79	$—	$—	$—	$5.45	—	—	0.12% or 0.07%	—	—	—	(27.05)%
2021	$—	2.01%	—	—	—	12,869.29	$—	$—	$—	$7.47	—	—	0.12% or 0.07%	—	—	—	39.63%
2020	$71,965	3.07%	—	—	—	13,452.55	$—	$—	$—	$5.35	—	—	0.12% or 0.07%	—	—	—	(16.95)%
2019	$73,138	1.79%	—	—	—	11,354.34	$—	$—	$—	$6.44	—	—	0.12% or 0.07%	—	—	—	18.85%
Neuberger Berman Trust Large Cap Value Portfolio (h)														—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	7.95%	—	—	—	—	$—	$—	$—	$—	—	—	—	11.86%	12.20%	12.21%	12.17%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
Neuberger Berman Trust Mid Cap Growth Class S
2023	$670,316	—	25,898.98	—	8,805.43	—	$18.95	$—	$20.39	$—	0.90%	0.32%	—	16.91%	—	17.96%	—
2022	$651,263	—	29,380.52	—	10,127.77	—	$16.21	$—	$17.28	$—	0.90%	0.32%	—	(29.46)%	—	(28.83)%	—
2021	$850,775	—	26,708.58	—	9,761.77	—	$22.98	$—	$24.28	$—	0.90%	0.32%	—	11.72%	—	12.72%	—
2020	$818,461	—	29,376.95	—	9,944.48	—	$20.57	$—	$21.54	$—	0.90%	0.32%	—	38.46%	—	39.71%	—
2019	$638,726	—	32,222.42	—	10,380.66	—	$14.86	$—	$15.42	$—	0.90%	0.32%	—	31.34%	—	32.47%	—
Neuberger Berman Trust Mid Cap Growth Portfolio
2023	$709,968	—	10,564.70	2,452.16	70.02	—	$52.93	$59.70	$63.13	$—	0.90%	0.32%	—	17.10%	18.15%	18.15%	—
2022	$604,745	—	10,339.97	2,633.86	80.33	—	$45.20	$50.53	$53.43	$—	0.90%	0.32%	—	(29.37)%	(28.73)%	(28.73)%	—
2021	$853,507	—	10,430.77	2,529.12	89.06	—	$63.99	$70.91	$74.98	$—	0.90%	0.32%	—	11.98%	12.99%	12.99%	—
2020	$763,094	—	10,586.16	2,419.93	94.82	—	$57.14	$62.76	$66.36	$—	0.90%	0.32%	—	38.73%	39.98%	39.98%	—
2019	$548,605	—	10,716.16	2,283.90	101.31	—	$41.19	$44.83	$47.40	$—	0.90%	0.32%	—	31.56%	32.76%	32.75%	—
Neuberger Berman Trust Short Duration Bond Portfolio
2023	$2,308,820	4.64%	172,851.17	4,611.39	18,563.67	—	$11.49	$14.65	$13.71	$—	0.90%	0.32%	—	4.96%	5.90%	5.90%	—
2022	$2,313,185	3.77%	179,629.07	4,479.03	21,945.64	—	$10.95	$13.83	$12.95	$—	0.90%	0.32%	—	(6.03)%	(5.19)%	(5.19)%	—
2021	$2,864,119	2.65%	209,616.46	6,180.72	24,252.58	—	$11.65	$14.59	$13.65	$—	0.90%	0.32%	—	(0.16)%	0.74%	0.74%	—
2020	$2,528,841	2.39%	185,929.64	5,455.36	20,633.22	—	$11.67	$14.48	$13.55	$—	0.90%	0.32%	—	2.53%	3.46%	3.46%	—
2019	$2,380,562	1.99%	178,403.87	5,953.60	20,328.73	—	$11.38	$14.00	$13.10	$—	0.90%	0.32%	—	2.74%	3.68%	3.73%	—
Neuberger Berman Trust Sustainable Equity Portfolio (h)
2023	$2,839,426	0.33%	42,153.63	485.76	7,394.19	4,766.87	$53.93	$61.74	$61.74	$16.67	0.90%	0.32%	0.12% or 0.07%	25.77%	26.90%	26.90%	26.81%
2022	$2,318,957	0.46%	43,184.48	480.82	7,860.76	4,662.35	$42.88	$48.65	$48.65	$13.14	0.90%	0.32%	0.12% or 0.07%	(19.18)%	(18.45)%	(18.45)%	(18.47)%
2021	$3,019,205	0.38%	43,806.71	486.10	8,034.71	11,572.38	$53.06	$59.66	$59.66	$16.12	0.90%	0.32%	0.12% or 0.07%	22.38%	23.48%	23.48%	23.35%
2020	$2,517,899	0.62%	44,795.73	447.41	8,347.33	11,537.36	$43.36	$48.32	$48.32	$13.07	0.90%	0.32%	0.12% or 0.07%	18.49%	19.56%	19.56%	19.43%
2019	$2,235,242	0.55%	46,676.83	415.88	8,810.16	14,119.02	$36.59	$40.41	$40.41	$10.94	0.90%	0.32%	0.12% or 0.07%	24.75%	25.90%	—	—
T Rowe Price Blue Chip Growth Portfolio
2023	$2,963,402	—	41,321.74	3,304.25	3,562.59	—	$58.63	$88.18	$69.94	$—	0.90%	0.32%	—	47.63%	48.96%	48.96%	—
2022	$2,376,967	—	48,776.41	4,245.96	4,012.78	—	$39.72	$59.20	$46.95	$—	0.90%	0.32%	—	(39.21)%	(38.66)%	(38.66)%	—
2021	$3,513,901	—	43,817.69	3,642.91	3,913.77	—	$65.33	$96.51	$76.55	$—	0.90%	0.32%	—	16.28%	17.33%	17.33%	—
2020	$3,046,989	—	44,543.35	3,444.11	4,001.63	—	$56.18	$82.26	$65.24	$—	0.90%	0.32%	—	32.72%	33.92%	33.92%	—
2019	$2,427,765	—	47,274.83	3,692.53	4,098.96	—	$42.33	$61.43	$48.72	$—	0.90%	0.32%	—	28.44%	29.59%	29.57%	—
T Rowe Price Equity Income Portfolio
2023	$4,922,856	1.88%	116,273.12	4,967.68	17,586.01	—	$34.24	$45.07	$40.84	$—	0.90%	0.32%	—	8.34%	9.31%	9.31%	—
2022	$4,703,067	1.71%	120,313.55	4,557.79	19,089.38	—	$31.60	$41.23	$37.36	$—	0.90%	0.32%	—	(4.44)%	(3.59)%	(3.59)%	—
2021	$5,837,090	1.36%	144,361.17	5,509.17	21,354.14	—	$33.07	$42.77	$38.75	$—	0.90%	0.32%	—	24.10%	25.22%	25.22%	—
2020	$5,088,931	2.16%	157,170.85	5,690.96	22,823.12	—	$26.65	$34.16	$30.94	$—	0.90%	0.32%	—	0.05%	0.96%	0.96%	—
2019	$4,775,113	4.01%	144,259.00	5,643.18	24,208.91	—	$26.63	$33.83	$30.65	$—	0.90%	0.32%	—	24.92%	26.05%	26.03%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
T Rowe Price Health Sciences Portfolio
2023	$2,487,974	—	27,235.86	696.25	1,249.03	—	$84.14	$102.16	$100.35	$—	0.90%	0.32%	—	1.77%	2.68%	2.68%	—
2022	$2,552,792	—	28,528.87	685.52	1,290.13	—	$82.67	$99.49	$97.73	$—	0.90%	0.32%	—	(13.46)%	(12.69)%	(12.69)%	—
2021	$3,069,946	—	29,770.97	687.62	1,317.39	—	$95.53	$113.94	$111.93	$—	0.90%	0.32%	—	11.82%	12.83%	12.83%	—
2020	$3,072,255	—	33,580.90	730.40	1,306.17	—	$85.43	$100.99	$99.20	$—	0.90%	0.32%	—	28.11%	29.27%	29.27%	—
2019	$2,555,417	—	35,794.29	760.80	1,420.45	—	$66.69	$78.12	$76.74	$—	0.90%	0.32%	—	27.48%	28.64%	28.63%	—
T Rowe Price Moderate Allocation (h)
2023	$1,413,704	2.29%	42,349.74	945.40	—	—	$32.55	$37.26	$—	$—	0.90%	—	—	14.32%	15.35%	—	—
2022	$1,251,209	1.62%	42,955.33	872.42	—	—	$28.47	$32.30	$—	$—	0.90%	—	—	(19.04)%	(18.31)%	—	—
2021	$1,526,244	0.98%	42,245.52	1,024.40	—	—	$35.17	$39.55	$—	$—	0.90%	—	—	9.08%	10.06%	—	—
2020	$1,437,298	1.41%	43,599.60	879.34	—	—	$32.24	$35.93	$—	$—	0.90%	—	—	13.52%	14.54%	—	—
2019	$2,301,215	1.93%	80,192.57	751.00	—	—	$28.40	$31.37	$—	$—	0.90%	—	—	18.74%	19.78%	—	—
Touchstone TVST Balanced
2023	$6,665,806	1.34%	112,219.89	3,120.83	8,304.74	—	$54.65	$40.39	$49.04	$—	0.90%	0.32%	—	17.56%	18.61%	18.61%	—
2022	$6,004,326	0.50%	119,840.19	4,690.41	6,619.95	—	$46.49	$34.05	$41.35	$—	0.90%	0.32%	—	(16.72)%	(15.97)%	(15.97)%	—
2021	$7,387,172	0.23%	122,867.19	4,740.40	6,850.95	—	$55.82	$40.52	$49.20	$—	0.90%	0.32%	—	16.03%	17.07%	17.07%	—
2020	$5,846,868	1.32%	112,282.53	4,405.05	6,970.72	—	$48.11	$34.61	$42.03	$—	0.90%	0.32%	—	18.09%	19.16%	19.16%	—
2019	$5,174,780	1.34%	117,337.77	3,928.58	7,965.30	—	$40.73	$29.05	$35.27	$—	0.90%	0.32%	—	21.71%	22.82%	22.81%	—
Touchstone TVST Bond
2023	$5,629,190	4.64%	201,225.61	5,535.17	26,583.43	—	$24.02	$16.03	$26.58	$—	0.90%	0.32%	—	5.13%	6.07%	6.07%	—
2022	$5,473,544	2.08%	204,785.51	5,205.93	28,557.34	—	$22.85	$15.11	$25.06	$—	0.90%	0.32%	—	(14.61)%	(13.85)%	(13.85)%	—
2021	$6,685,049	2.49%	213,842.41	6,898.75	28,931.78	0.78	$26.76	$17.54	$29.09	$28.69	0.90%	0.32%	0.12% or 0.07%	(2.09)%	(1.21)%	(1.21)%	(1.32)%
2020	$6,141,988	1.78%	193,707.19	5,950.52	25,202.12	4.78	$27.33	$17.75	$29.44	$29.08	0.90%	0.32%	0.12% or 0.07%	8.73%	9.71%	9.71%	9.58%
2019	$5,667,821	1.28%	192,828.46	6,984.18	26,368.95	9.25	$25.14	$16.18	$26.84	$26.53	0.90%	0.32%	0.12% or 0.07%	9.48%	10.46%	10.44%	10.32%
Touchstone TVST Common Stock
2023	$40,835,874	0.42%	354,463.81	8,524.47	18,691.39	55,049.48	$98.14	$67.49	$77.71	$73.07	0.90%	0.32%	0.12% or 0.07%	25.53%	26.65%	26.65%	26.57%
2022	$35,150,450	0.43%	386,199.68	8,802.08	20,170.39	56,323.60	$78.18	$53.29	$61.36	$57.73	0.90%	0.32%	0.12% or 0.07%	(18.39)%	(17.66)%	(17.66)%	(17.68)%
2021	$45,548,330	0.53%	410,235.18	9,446.71	20,958.05	58,137.81	$95.79	$64.71	$74.51	$70.13	0.90%	0.32%	0.12% or 0.07%	26.71%	27.85%	27.85%	27.71%
2020	$39,467,109	0.63%	450,755.33	10,145.28	22,486.79	64,925.88	$75.60	$50.62	$58.28	$54.91	0.90%	0.32%	0.12% or 0.07%	22.57%	23.68%	23.68%	23.54%
2019	$34,323,617	0.55%	478,951.72	11,056.97	27,531.14	68,210.42	$61.68	$40.93	$47.13	$44.45	0.90%	0.32%	0.12% or 0.07%	27.44%	28.58%	28.58%	28.43%
Touchstone TVST Small Company
2023	$29,026,080	0.22%	163,035.67	7,577.74	19,977.65	12,946.80	$152.39	$62.81	$126.06	$91.64	0.90%	0.32%	0.12% or 0.07%	15.56%	16.60%	16.60%	16.52%
2022	$26,554,008	0.04%	173,520.97	7,397.26	21,194.32	12,489.65	$131.87	$53.87	$108.11	$78.64	0.90%	0.32%	0.12% or 0.07%	(15.21)%	(14.44)%	(14.44)%	(14.45)%
2021	$32,821,797	0.07%	182,722.12	7,778.77	21,857.59	12,551.70	$155.52	$62.96	$126.37	$91.92	0.90%	0.32%	0.12% or 0.07%	23.07%	24.18%	24.18%	24.03%
2020	$30,102,483	0.16%	203,925.73	8,360.07	28,539.53	13,563.19	$126.36	$50.71	$101.77	$74.11	0.90%	0.32%	0.12% or 0.07%	17.64%	18.70%	18.70%	18.55%
2019	$26,421,923	0.03%	208,419.72	8,287.66	29,135.63	18,897.69	$107.42	$42.72	$85.74	$62.51	0.90%	0.32%	0.12% or 0.07%	20.32%	21.39%	21.40%	21.25%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP*	VT	V2	EP	BP
Van Eck VIPT Emerging Markets
2023	$1,700,629	3.64%	40,696.26	9,467.05	4,867.28	—	$29.78	$34.09	$34.09	$—	0.90%	0.32%	—	8.80%	9.77%	9.77%	—
2022	$1,670,330	0.30%	44,227.15	9,342.09	5,460.53	—	$27.37	$31.06	$31.06	$—	0.90%	0.32%	—	(25.05)%	(24.37)%	(24.37)%	—
2021	$1,954,446	0.95%	38,595.50	9,122.94	4,146.72	—	$36.52	$41.07	$41.07	$—	0.90%	0.32%	—	(12.66)%	(11.87)%	(11.87)%	—
2020	$2,023,722	2.10%	34,659.38	8,702.08	3,628.59	—	$41.81	$46.60	$46.60	$—	0.90%	0.32%	—	16.20%	17.25%	17.25%	—
2019	$1,815,991	0.46%	35,032.91	9,265.47	4,710.98	—	$35.98	$39.74	$39.74	$—	0.90%	0.32%	—	29.43%	30.60%	30.60%	—
Van Eck VIPT Global Resources Fund (f)
2023	$1,317,392	2.91%	75,715.25	5,465.28	3,817.67	—	$15.26	$17.47	$17.47	$—	0.90%	0.32%	—	(4.44)%	(3.58)%	(3.58)%	—
2022	$1,340,937	1.61%	73,326.13	4,781.47	4,609.80	—	$15.97	$18.12	$18.12	$—	0.90%	0.32%	—	7.43%	8.39%	8.39%	—
2021	$1,613,509	0.43%	96,318.65	5,436.40	5,449.15	—	$14.86	$16.71	$16.71	$—	0.90%	0.32%	—	17.86%	18.92%	18.92%	—
2020	$1,528,861	0.98%	108,760.47	5,433.35	5,759.76	—	$12.61	$14.06	$14.06	$—	0.90%	0.32%	—	18.05%	19.11%	19.11%	—
2019	$1,334,186	—	107,689.18	6,850.17	8,723.51	—	$10.68	$11.80	$11.80	$—	0.90%	0.32%	—	10.82%	11.85%	11.85%	—
Van Eck VIPT Unconstrained Emerging Markets
2023	$1,011,315	4.18%	64,787.76	2,441.86	7,955.46	—	$13.19	$15.10	$15.10	$—	0.90%	0.32%	—	10.41%	11.40%	11.40%	—
2022	$1,033,298	4.59%	72,494.22	2,492.64	9,864.57	—	$11.94	$13.55	$13.55	$—	0.90%	0.32%	—	(7.76)%	(6.93)%	(6.93)%	—
2021	$1,184,731	5.20%	75,835.28	3,844.52	10,086.04	—	$12.95	$14.56	$14.56	$—	0.90%	0.32%	—	(4.91)%	(4.05)%	(4.05)%	—
2020	$1,115,086	7.48%	68,701.27	3,187.42	8,651.22	—	$13.62	$15.17	$15.17	$—	0.90%	0.32%	—	7.95%	8.92%	8.92%	—
2019	$1,062,105	0.35%	70,380.34	3,291.86	9,223.92	—	$12.61	$13.93	$13.93	$—	0.90%	0.32%	—	11.62%	12.62%	12.62%	—

*The Benefit Provider product has a band Mortality and Expense Ratio that changes over the life of the product, therefore decreasing the Mortality and Expense ratio over time.

Band 3: 0.12%

Band 4: 0.07%

(a)	These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.
(c)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(d)	During 2023, the AB VPS Small Midcap Value Fund, AB VPS Growth and Income Fund, and Allspring VT Discovery Fund was renamed to AB VPS Discovery Value Portfolio Class A, AB VPS Relative Value Portfolio and Allspring VT Discovery SMID Cap Growth Fund, respectively. During 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund – Standard Class. During 2023, Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.
(e)	During 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

(f)	During 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund. During 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.
(g)	During 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund. During 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund. During 2020, the BNY Mellon Quality Bond Portfolio was liquidated.
(h)	During 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund and the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio. During 2019, the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I Funds. During 2019, the Dreyfus VIF Appreciation Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio, and Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. were renamed BNY Mellon Appreciation Portfolio, BNY Mellon Opportunistic Small Cap Portfolio, and BNY Mellon Sustainable U.S. Equity Portfolio, Inc., respectively. During 2019, the T Rowe Price Personal Strategy Balanced Fund was renamed T Rowe Price Moderate Allocation Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to policyholders from accumulated net income. The Variable Account purchases and redeems shares of the subaccounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the subaccounts.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (“IRC”), a variable universal life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.